UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07742

Exact name of registrant as specified in charter:	Voyageur Mutual Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2018

Item 1. Schedule of Investments.

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund	May 31, 2018 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 99.33%
Corporate Revenue Bonds – 1.86%
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	1,435,000	$1,414,666
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 (AMT)#	1,920,000	1,829,261
		3,243,927
Education Revenue Bonds – 21.83%
Bethel Charter School Lease Revenue
(Spectrum High School Project) Series A 4.00% 7/1/37	850,000	842,137
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project) Series A 5.00% 3/1/39	1,270,000	1,291,717
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	259,147
Series A 5.00% 7/1/45	230,000	231,909
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/50	1,000,000	1,065,590
Duluth Housing & Redevelopment Authority Revenue
(Public Schools Academy) Series A 5.875% 11/1/40	1,000,000	1,025,220
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy)
Series A 5.75% 8/1/44	585,000	624,669
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	235,000	240,475
Series A 5.00% 7/1/47	710,000	718,911
(Parnassus Preparatory School Project) Series A
5.00% 11/1/47	650,000	658,879
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	165,000	172,729
Series A 5.00% 7/1/44	495,000	511,196
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/36	1,000,000	1,013,900
Series A 5.00% 7/1/47	800,000	801,552
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
144A 4.75% 8/1/43 #	750,000	761,595
144A 5.00% 8/1/53 #	500,000	507,655
5.25% 8/1/39	800,000	841,128

NQ-313 [5/18] 7/18 (541882)     1

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) 5.00% 5/1/47	1,500,000	$1,639,650
(Carleton College) 4.00% 3/1/37	635,000	670,465
(Gustavus Adolphus College) 5.00% 10/1/47	750,000	847,733
(Minneapolis College of Art & Design)
4.00% 5/1/24	250,000	266,025
4.00% 5/1/25	200,000	210,274
4.00% 5/1/26	100,000	104,066
(St. Catherine University)
Series 7-Q 5.00% 10/1/25	325,000	359,928
Series 7-Q 5.00% 10/1/26	280,000	306,832
(St. John’s University) Series 8-I 5.00% 10/1/34	215,000	241,875
(St. Olaf College)
Series 8-G 5.00% 12/1/31	205,000	236,486
Series 8-G 5.00% 12/1/32	205,000	236,035
Series 8-N 4.00% 10/1/34	800,000	853,656
Series 8-N 4.00% 10/1/35	590,000	627,789
(St. Scholastica College) Series H 5.125% 12/1/40	750,000	767,565
(Trustees of the Hamline University of Minnesota)
Series B 5.00% 10/1/37	300,000	328,611
Series B 5.00% 10/1/39	770,000	841,117
(University of St. Thomas) Series A 4.00% 10/1/35	400,000	421,644
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School) Series A 5.00% 9/1/44	1,435,000	1,449,450
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A
5.00% 8/1/22 #	870,000	920,277
St. Cloud Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	750,000	455,153
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Academia Cesar Chavez School Project) Series A
5.25% 7/1/50	1,750,000	1,634,535
(Great River School Project) Series A 144A
5.50% 7/1/52 #	265,000	273,779
(Hmong College Preparatory Academy Project)
Series A 5.75% 9/1/46	500,000	532,680
Series A 6.00% 9/1/51	500,000	537,585
(Nova Classical Academy Project)
Series A 4.00% 9/1/36	1,270,000	1,261,809
Series A 4.125% 9/1/47	500,000	495,355
(St. Paul Conservatory for Performing Artists) Series A
4.625% 3/1/43	445,000	425,687

2     NQ-313 [5/18] 7/18 (541882)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Twin Cities Academy Project) Series A 5.375% 7/1/50	1,500,000	$1,548,435
University of Minnesota
Series A 5.00% 4/1/34	2,115,000	2,455,980
Series A 5.00% 9/1/40	900,000	1,056,204
Series A 5.00% 9/1/41	1,370,000	1,606,558
(State Supported Stadium Debt) Series A 5.00% 8/1/26	2,500,000	2,948,500
		38,130,147
Electric Revenue Bonds – 8.81%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
5.00% 1/1/42	1,500,000	1,608,315
Chaska Electric Revenue
Series A 5.00% 10/1/28	350,000	400,162
Hutchinson Utilities Commission Revenue
Series A 5.00% 12/1/22	490,000	550,603
Series A 5.00% 12/1/26	360,000	398,336
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/27	165,000	189,405
5.00% 10/1/47	745,000	842,878
Series A 5.00% 10/1/28	500,000	572,690
Northern Municipal Power Agency Electric System
Revenue
5.00% 1/1/26	500,000	579,410
5.00% 1/1/28	500,000	571,670
5.00% 1/1/29	470,000	535,311
5.00% 1/1/33	225,000	256,241
5.00% 1/1/34	200,000	227,126
Series A 5.00% 1/1/24	335,000	370,986
Rochester Electric Utility Revenue
Series A 5.00% 12/1/34	450,000	521,046
Series A 5.00% 12/1/35	500,000	578,125
Series A 5.00% 12/1/36	520,000	599,555
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	400,000	452,104
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/32	800,000	840,016
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/30	500,000	566,335
Series A 5.00% 1/1/33	1,750,000	1,981,193
Series A 5.00% 1/1/34	450,000	508,946

NQ-313 [5/18] 7/18 (541882)     3

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/40	2,000,000	$2,244,260
		15,394,713
Healthcare Revenue Bonds – 27.84%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project) 5.125% 11/1/49	400,000	413,768
Anoka Housing & Redevelopment Authority Revenue
(Fridley Medical Center Project) Series A 6.875% 5/1/40	1,000,000	1,032,010
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	525,000	541,075
4th Tier Series D 7.00% 1/1/37	515,000	517,920
4th Tier Series D 7.25% 1/1/52	1,500,000	1,523,760
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	1,675,000	1,688,685
Brooklyn Center Multifamily Housing Revenue
(Sanctuary at Brooklyn Center Project) Series A
5.50% 11/1/35	750,000	755,123
City of West St. Paul Minnesota
(Walker Westwood Ridge Campus Project)
5.00% 11/1/49	1,500,000	1,568,865
Cloquet Housing Facilities
(HADC Cloquet Project) Series A 5.00% 8/1/48	850,000	864,586
Dakota County Community Development Agency Senior
Housing Revenue
(Walker Highview Hills Project) Series A 144A
5.00% 8/1/51 #	870,000	879,701
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	335,000	338,551
Series A 5.00% 4/1/40	315,000	318,068
Series A 5.00% 4/1/48	185,000	186,247
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	750,000	821,183
6.00% 6/15/39	1,000,000	1,109,070
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/31	185,000	189,211
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	750,000	764,303

4     NQ-313 [5/18] 7/18 (541882)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Hayward Health Care Facilities Revenue
(St. John’s Lutheran Home of Albert Lea)
5.375% 10/1/44	265,000	$278,963
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	1,155,000	1,178,423
5.00% 5/1/26	1,300,000	1,505,595
5.00% 5/1/29	500,000	577,650
(North Memorial Health Care) 5.00% 9/1/30	610,000	681,699
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	571,305
Series A 5.00% 11/15/34	500,000	569,510
Series A 5.00% 11/15/44	1,000,000	1,120,530
Series B Unrefunded Balance 6.50% 11/15/38 (AGC)	210,000	214,612
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project) 5.375% 11/1/50	1,700,000	1,764,787
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/29	415,000	486,094
Oak Park Heights Housing Revenue
(Oakgreen Commons Project) 7.00% 8/1/45	1,500,000	1,547,520
Oakdale Senior Housing
(Oak Meadows Project) 5.00% 4/1/34	500,000	507,460
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project)
Series A 5.25% 12/1/23	175,000	193,214
Series A 6.875% 12/1/48	800,000	913,664
Rochester Health Care Facilities Revenue
(Mayo Clinic) 4.00% 11/15/41	1,790,000	1,835,985
(Olmsted Medical Center Project)
5.00% 7/1/22	350,000	388,136
5.00% 7/1/27	245,000	273,400
5.00% 7/1/28	225,000	250,627
Sartell Health Care Facilities Revenue
(Country Manor Campus Project) Series A 5.25% 9/1/22	1,080,000	1,198,325
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	825,000	845,047
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	130,000	135,538
5.00% 9/1/34	105,000	115,237

NQ-313 [5/18] 7/18 (541882)     5

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Cloud Health Care Revenue
(Centracare Health System Project)
Unrefunded Balance 5.125% 5/1/30	15,000	$15,873
Series A 4.00% 5/1/37	1,440,000	1,511,669
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Fairview Health Services)
Series A 4.00% 11/15/43	645,000	669,691
Series A 5.00% 11/15/47	485,000	550,179
(Health Partners Obligation Group Project)
Series A 4.00% 7/1/33	1,320,000	1,376,153
Series A 5.00% 7/1/29	1,000,000	1,134,800
Series A 5.00% 7/1/32	900,000	1,013,346
Series A 5.00% 7/1/33	1,540,000	1,729,774
St. Paul Housing & Redevelopment Authority Housing &
Health Care Facilities Revenue
(Senior Episcopal Homes Project)
5.125% 5/1/48	1,700,000	1,709,809
Series A 5.15% 11/1/42	775,000	779,139
St. Paul Housing & Redevelopment Authority Multifamily
Housing Revenue
(Marian Center Project) Series A 5.375% 5/1/43	1,000,000	967,310
Twin Valley Congregate Housing Revenue
(Living Options Project) 5.95% 11/1/28	1,825,000	1,825,110
Victoria Health Care Facilities Revenue
(Augustana Emerald Care Project) 5.00% 8/1/39	1,500,000	1,534,170
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	260,000	270,187
Series A 5.75% 11/1/39	590,000	613,612
Series A 6.00% 5/1/47	920,000	958,097
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.25% 12/1/49	1,250,000	1,307,988
		48,632,354
Housing Revenue Bonds – 1.50%
Minneapolis Multifamily Housing Revenue
(Olson Townhomes Project) 6.00% 12/1/19 (AMT)	440,000	440,783
Minneapolis – St. Paul Housing Finance Board Single
Family Mortgage-Backed Securities Program
(City Living Project) Series A-2
5.00% 12/1/38 (GNMA) (FNMA) (FHLMC) (AMT)	12,492	12,510

6     NQ-313 [5/18] 7/18 (541882)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Minnesota Housing Finance Agency State Appropriation
(Housing Infrastructure) Series C 5.00% 8/1/33	100,000	$113,634
Northwest Multi-County Housing & Redevelopment
Authority
(Pooled Housing Program) 5.50% 7/1/45	1,275,000	1,302,068
Stillwater Multifamily Housing Revenue
(Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	750,135
		2,619,130
Lease Revenue Bonds – 2.68%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,750,000	1,958,460
Series A 5.00% 6/1/43	1,000,000	1,116,140
Minnesota Housing Finance Agency State Appropriation
(Housing Infrastructure) Series C 5.00% 8/1/32	1,415,000	1,610,511
		4,685,111
Local General Obligation Bonds – 9.90%
Chaska Independent School District No. 112
(School Building) Series A 5.00% 2/1/28	2,240,000	2,629,738
Duluth General Obligation Entertainment Convention
Center Improvement
Series A 5.00% 2/1/34	1,000,000	1,153,640
Duluth Independent School District No. 709
Series A 4.00% 2/1/27	440,000	472,072
Edina Independent School District No. 273
Series A 5.00% 2/1/27	1,355,000	1,583,263
Foley Independent School District No. 51
(School Building) Series A 5.00% 2/1/21	1,105,000	1,107,983
Hennepin County
Series A 5.00% 12/1/26	750,000	904,110
Series A 5.00% 12/1/36	1,500,000	1,763,970
Series C 5.00% 12/1/37	2,500,000	2,937,875
Mahtomedi Independent School District No. 832
(School Building)
Series A 5.00% 2/1/28	1,000,000	1,154,420
Series A 5.00% 2/1/29	1,000,000	1,150,450
Series A 5.00% 2/1/30	445,000	509,894
Series A 5.00% 2/1/31	1,000,000	1,141,240
Wayzata Independent School District No. 284
(School Building) Series A 5.00% 2/1/28	650,000	782,522
		17,291,177

NQ-313 [5/18] 7/18 (541882)     7

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds – 10.17%
Anoka Health Care Facilities Revenue
(The Homestead at Anoka Project) Series A
7.00% 11/1/46-19§	1,650,000	$1,779,277
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A
5.50% 7/1/43-23§	500,000	580,640
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28-18§	1,900,000	1,942,351
Series B 6.50% 11/15/38-18 (AGC)§	40,000	40,869
Minnesota Higher Education Facilities Authority Revenue
(St. John’s University) Series 6-U 4.75% 10/1/33-18§	825,000	833,423
(University of St. Thomas) Series 7-A 5.00% 10/1/39-19§	1,000,000	1,041,420
Rochester Healthcare & Housing Revenue
(Samaritan Bethany Project)
Series A 6.875% 12/1/29-19§	1,000,000	1,072,060
Series A 7.375% 12/1/41-19§	375,000	404,764
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.50% 5/1/39-19 (AGC)§	1,500,000	1,550,445
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) 5.75% 7/1/39-19§	2,005,000	2,089,350
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Nova Classical Academy Project) Series A
6.625% 9/1/42-21§	1,500,000	1,713,600
St. Paul Housing & Redevelopment Authority Hospital
Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25§	275,000	324,107
Series A 5.00% 11/15/30-25§	205,000	241,607
University of Minnesota
Series A 5.125% 4/1/34-19§	1,000,000	1,028,590
Series A 5.25% 12/1/28-20§	1,500,000	1,623,255
White Bear Lake Independent School District No. 624
(Alternative Facilities) Series B 4.75% 2/1/22-18§	1,500,000	1,507,770
		17,773,528
Special Tax Revenue Bonds – 1.59%
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/31	250,000	263,463
Minneapolis Tax Increment Revenue
(Giant Park Project)
4.00% 3/1/27	200,000	204,984

8     NQ-313 [5/18] 7/18 (541882)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Minneapolis Tax Increment Revenue
(Giant Park Project)
4.00% 3/1/30	260,000	$264,030
(Village of St. Anthony Falls Project)
4.00% 3/1/24	700,000	715,141
4.00% 3/1/27	650,000	647,595
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	600,000	686,388
		2,781,601
State General Obligation Bonds – 7.07%
Minnesota
Series A 5.00% 8/1/24	500,000	581,770
Series A 5.00% 8/1/27	2,175,000	2,549,513
Series A 5.00% 8/1/29	1,000,000	1,167,180
Series A 5.00% 10/1/33	2,000,000	2,387,820
Series A Unrefunded Balance 5.00% 10/1/24	985,000	1,079,570
Series D 5.00% 8/1/26	1,000,000	1,195,660
Series D 5.00% 8/1/27	1,000,000	1,191,570
(Various Purposes) Series A 5.00% 8/1/32	1,915,000	2,194,858
		12,347,941
Transportation Revenue Bonds – 3.23%
Minneapolis – St. Paul Metropolitan Airports Commission
Revenue
Senior
Series A 5.00% 1/1/32	1,245,000	1,462,863
Series C 5.00% 1/1/46	185,000	213,090
Subordinate
Series A 5.00% 1/1/22	1,000,000	1,074,390
Series A 5.00% 1/1/32	500,000	557,770
Series B 5.00% 1/1/29	2,130,000	2,325,491
		5,633,604
Water & Sewer Revenue Bonds – 2.85%
Guam Government Waterworks Authority
5.00% 7/1/37	575,000	617,929
5.00% 1/1/46	515,000	546,209
Metropolitan Council General Obligation Wastewater
Revenue (Minneapolis – St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	965,000	1,053,423
Series C 4.00% 3/1/32	1,000,000	1,083,560

NQ-313 [5/18] 7/18 (541882)     9

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Minnesota Public Facilities Authority
Series B 4.00% 3/1/26	1,500,000	$1,677,585
		4,978,706
Total Municipal Bonds (cost $170,986,627)		173,511,939

Short-Term Investment – 0.23%
Variable Rate Demand Note – 0.23%¤
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue (Children’s Hospitals &
Clinics) Series B
0.87% 8/15/25 (AGM) (SPA – US Bank N.A.)	400,000	400,000
Total Short-Term Investment (cost $400,000)		400,000

Total Value of Securities – 99.56%
(cost $171,386,627)		173,911,939
Receivables and Other Assets Net of Liabilities – 0.44%		776,593
Net Assets Applicable to 16,336,932 Shares Outstanding – 100.00%		$174,688,532

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2018, the aggregate value of Rule 144A securities was $5,172,268, which represents 2.96% of the Fund’s net assets.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2018.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

10     NQ-313 [5/18] 7/18 (541882)

(Unaudited)

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
FHLMC – Federal Home Loan Mortgage Corporation collateral
FNMA – Federal National Mortgage Association collateral
GNMA – Government National Mortgage Association collateral
N.A. – National Association
SPA – Stand-by Purchase Agreement

See accompanying notes.

NQ-313 [5/18] 7/18 (541882)     11

Notes
Delaware Minnesota High-Yield Municipal Bond Fund	May 31, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Voyageur Mutual Funds (Trust) - Delaware Minnesota High-Yield Municipal Bond Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end Aug. 31, 2017.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

12     NQ-313 [5/18] 7/18 (541882)

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2018:

Securities	Level 2
Assets:
Municipal Bonds	$173,511,939
Short-Term Investment	400,000
Total Value of Securities	$173,911,939

During the period ended May 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended May 31, 2018, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2018 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-313 [5/18] 7/18 (541882)     13

Schedule of investments
Delaware National High-Yield Municipal Bond Fund	May 31, 2018 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 98.79%
Corporate Revenue Bonds – 20.69%
Allegheny County, Pennsylvania Industrial Development
Authority Revenue
(Environmental Improvement - US Steel Corp. Project)
5.75% 8/1/42 (AMT)	2,000,000	$2,024,860
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior Turbo)
Series A-2 5.875% 6/1/47	36,540,000	36,539,269
Series A-2 6.00% 6/1/42	3,100,000	3,100,000
Series A-2 6.50% 6/1/47	21,205,000	21,460,308
California County Tobacco Securitization Agency
Settlement Revenue
(Capital Appreciation Bond - Fresno County Tobacco
Funding Corporation) 0.83% 6/1/55 ^	100,000,000	5,282,000
California Pollution Control Financing Authority Revenue
(Poseidon Resources) 144A 5.00% 7/1/37 (AMT)#	5,000,000	5,347,100
California State Enterprise Development Authority Revenue
(Sunpower Corp. - Recovery Zone Facility)
8.50% 4/1/31	1,000,000	1,072,250
Central Plains Energy Project, Nebraska
Series A 5.00% 9/1/42	3,745,000	4,533,135
(Project No. 3) Series A 5.00% 9/1/37	3,210,000	3,834,827
Columbus County, North Carolina Industrial Facilities &
Pollution Control Financing
(International Paper Co. Project) Series A 5.70% 5/1/34	1,000,000	1,071,450
Florida Development Finance Corporation Revenue
(Brightline Passenger Rail Project) 144A 5.625% 1/1/47
(AMT)#●	3,890,000	4,018,292
Golden State, California Tobacco Securitization Corporate
Settlement Revenue
(Asset-Backed Senior Notes) Series A-1 5.125% 6/1/47	5,360,000	5,360,161
(Asset-Backed) 5.75% 6/1/47	10,145,000	10,195,725
(Capital Appreciation - Asset-Backed-1st Subordinate)
Series B 1.548% 6/1/47 ^	30,145,000	5,148,163
Houston, Texas Airport System Revenue
Series B-1 5.00% 7/15/35 (AMT)	5,000,000	5,412,850
(Special Facilities Continental Airlines, Inc. Terminal
Improvements Projects) Series 2011
6.625% 7/15/38 (AMT)	2,000,000	2,204,520
(United Airlines Inc.) 5.00% 7/1/29 (AMT)	1,150,000	1,251,511
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue
(Westlake Chemical Corp.) Series A-1 6.50% 11/1/35	3,000,000	3,303,120

NQ-425 [5/18] 7/18 (541903)     1

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Lower Alabama Gas District
Series A 5.00% 9/1/46	3,565,000	$4,394,148
Main Street Natural Gas Project Revenue, Georgia
Series A 5.50% 9/15/23	40,000	45,730
Michigan Tobacco Settlement Financing Authority
Revenue Asset-Backed
Series A 6.00% 6/1/48	1,255,000	1,261,488
Mission, Texas Economic Development Corporation
Revenue
(Senior Lien - Natgasoline Project) Series B 144A
5.75% 10/1/31 (AMT)#	4,500,000	4,665,195
M-S-R Energy Authority, California Gas Revenue
Series A 6.50% 11/1/39	2,500,000	3,552,050
Series B 6.50% 11/1/39	2,500,000	3,552,050
Nassau County, New York Tobacco Settlement
Corporation Revenue
(Asset-Backed) Series A-3 5.125% 6/1/46	1,945,000	1,944,280
Nevada State Department of Business & Industry
(Green Fulcrum Sierra Biofuels Project) 144A
6.25% 12/15/37 (AMT)#	2,500,000	2,724,675
New Jersey Economic Development Authority Special
Facility Revenue
(Continental Airlines Project)
5.25% 9/15/29 (AMT)	4,000,000	4,363,720
Series B 5.625% 11/15/30 (AMT)	1,270,000	1,441,882
New York City, New York Industrial Development Agency
(Brooklyn Navy Yard Cogeneration Partners Project)
5.65% 10/1/28 (AMT)	4,750,000	4,795,980
5.75% 10/1/36 (AMT)	5,020,000	5,068,594
New York Liberty Development Corporation Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	7,000,000	8,800,540
(Second Priority - Bank of America Tower) Class 3
6.375% 7/15/49	2,000,000	2,113,940
New York Transportation Development Corporation
Special Facility Revenue
(Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project)
Series 2018 4.00% 1/1/36	1,960,000	1,984,872
Series 2018 5.00% 1/1/36	3,880,000	4,373,497
Northern Tobacco Securitization Corporation Revenue,
Alaska
(Tobacco Settlement Asset-Backed Bonds) Series A
5.00% 6/1/46	6,570,000	6,570,066

2     NQ-425 [5/18] 7/18 (541903)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Pennsylvania Economic Development Financing Authority
(National Gypsum) 5.50% 11/1/44 (AMT)	4,500,000	$4,771,035
Pima County, Arizona Industrial Development Authority
Pollution Control Revenue
(Tucson Electric Power) Series A 5.25% 10/1/40	500,000	534,835
Port of Seattle, Washington Industrial Development
Corporation Special Facilities Revenue
(Delta Airlines) 5.00% 4/1/30 (AMT)	2,000,000	2,186,820
Public Authority for Colorado Energy Natural Gas Revenue
Series 28 6.50% 11/15/38	2,000,000	2,809,000
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	11,765,000	14,094,705
5.25% 12/1/27	2,235,000	2,617,475
5.25% 12/1/28	1,050,000	1,238,496
5.50% 12/1/29	765,000	924,877
Shoals, Indiana
(National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,625,000	1,836,494
Tennessee State Energy Acquisition Gas Revenue
Series A 4.00% 5/1/48 ●	720,000	768,550
Series C 5.00% 2/1/27	2,940,000	3,368,417
Tobacco Settlement Financing Corporation, Louisiana
Asset-Backed Note Series A 5.25% 5/15/35	2,540,000	2,753,817
Tobacco Settlement Financing Corporation, New Jersey
Series A 5.00% 6/1/46	1,785,000	1,961,697
Series B 5.00% 6/1/46	4,460,000	4,797,711
Tobacco Settlement Financing Corporation, Virginia
2.419% 6/1/47 ^	66,475,000	7,614,047
2.736% 6/1/47 ^	82,500,000	7,785,525
Series B-1 5.00% 6/1/47	2,000,000	1,999,980
TSASC, New York
Series A 5.00% 6/1/41	705,000	766,687
Tulsa, Oklahoma Municipal Airports Improvement Trust
Revenue
Series A 5.50% 6/1/35 (AMT)	2,000,000	2,157,040
(American Airlines) 5.00% 6/1/35 (AMT)●	3,000,000	3,247,920
Valparaiso, Indiana
(Pratt Paper LLC Project) 7.00% 1/1/44 (AMT)	2,865,000	3,386,287
Washington Economic Development Finance Authority
Revenue
(Columbia Pulp I, LLC Project) Series 2017A 144A
7.50% 1/1/32 (AMT)#	5,000,000	5,924,900

NQ-425 [5/18] 7/18 (541903)     3

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Wisconsin Public Finance Authority
(National Gypsum) 4.00% 8/1/35 (AMT)	2,000,000	$1,968,180
		262,326,743
Education Revenue Bonds – 13.60%
Arizona Industrial Development Authority Revenue
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	775,000	826,289
144A 6.00% 7/1/47 #	4,735,000	5,009,583
(Basis Schools Projects)
Series A 144A 5.125% 7/1/37 #	750,000	784,515
Series A 144A 5.375% 7/1/50 #	1,000,000	1,049,680
(Kaizen Education Foundation Project) 144A
5.80% 7/1/52 #	4,000,000	4,180,560
Arlington, Texas Higher Education Finance
(Arlington Classic Academy) 7.65% 8/15/40	1,000,000	1,079,020
(Leadership Preparatory School)
Series A 5.00% 6/15/36	700,000	703,500
Series A 5.00% 6/15/46	1,325,000	1,326,815
Build NYC Resource, New York
5.00% 11/1/39	1,000,000	1,020,270
5.50% 11/1/44	2,500,000	2,612,250
(Inwood Academy for Leadership Charter School
Project)
Series A 144A 5.125% 5/1/38 #	575,000	585,937
Series A 144A 5.50% 5/1/48 #	1,500,000	1,559,160
Burbank, Illinois
(Intercultural Montessori Language) 144A
6.25% 9/1/45 #	4,000,000	4,245,400
California Educational Facilities Authority Revenue
(Loma Linda University) Series A 5.00% 4/1/47	1,500,000	1,682,805
California Municipal Finance Authority Revenue
(California Baptist University) Series A 144A
5.50% 11/1/45 #	4,000,000	4,416,320
(Julian Charter School Project) Series A 144A
5.625% 3/1/45 #	6,850,000	6,914,047
(Partnership Uplift Community Project) Series A
5.25% 8/1/42	1,700,000	1,742,568
(Santa Rosa Academy Project) Series A 6.00% 7/1/42	1,250,000	1,336,800
(Southwestern Law School) 6.50% 11/1/41	1,500,000	1,669,350
(The Creative Center of Los Altos Project) Series B 144A
4.50% 11/1/46 #	1,000,000	1,006,230

4     NQ-425 [5/18] 7/18 (541903)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California School Finance Authority
(Aspire Public Schools)
Series A 144A 5.00% 8/1/35 #	585,000	$636,638
Series A 144A 5.00% 8/1/40 #	605,000	654,828
(Encore Education Obligated Group) Series A 144A
5.00% 6/1/52 #	1,000,000	891,270
(Escuela Popular Project) 144A 6.50% 7/1/50 #	2,750,000	2,772,303
(New Designs Charter School) Series A 5.50% 6/1/42	1,750,000	1,808,765
(View Park Elementary & Middle Schools)
5.875% 10/1/44	1,000,000	1,068,650
6.00% 10/1/49	720,000	772,272
California State University
(Systemwide)
Series A 5.00% 11/1/26	2,000,000	2,429,420
Series A 5.00% 11/1/27	2,300,000	2,810,025
California Statewide Communities Development Authority
Charter School Revenue
(Green Dot Public Schools) Series A 7.25% 8/1/41	1,915,000	2,142,444
California Statewide Communities Development Authority
Revenue
(California Baptist University) Series A 144A
5.00% 11/1/41 #	1,875,000	2,031,431
(Lancer Educational Student Housing Project) Series A
144A 5.00% 6/1/46 #	1,500,000	1,589,100
Capital Trust Agency, Florida
(River City Education Services Project)
5.375% 2/1/35	870,000	868,512
5.625% 2/1/45	1,500,000	1,504,410
Colorado Educational & Cultural Facilities Authority
Revenue
(Charter School - Community Leadership Academy)
7.45% 8/1/48	2,000,000	2,268,740
(Charter School - Loveland Classical School) 144A
5.00% 7/1/46 #	1,500,000	1,515,825
(Skyview Charter School) 144A 5.375% 7/1/44 #	500,000	515,505
(Windsor Charter Academy Project) Series 2016 144A
5.00% 9/1/36 #	1,000,000	1,008,250
Delaware State Economic Development Authority Revenue
(Charter School - Aspira Charter)
5.00% 6/1/36	700,000	711,984
5.00% 6/1/46	820,000	826,445
5.00% 6/1/51	1,035,000	1,036,345

NQ-425 [5/18] 7/18 (541903)     5

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
District of Columbia Revenue
(Provident Group - Howard Properties) 5.00% 10/1/35	2,500,000	$2,544,550
East Hempfield Township, Pennsylvania Industrial
Development Authority
(Student Services Income - Student Housing Project)
5.00% 7/1/30	1,000,000	1,072,050
Hawaii State Department of Budget & Finance
(Chaminade University) Series A 144A 5.00% 1/1/45 #	1,500,000	1,499,940
(Hawaii Pacific University) Series A 6.875% 7/1/43	2,000,000	2,112,020
Henderson, Nevada Public Improvement Trust
(Touro College & University System) 5.50% 1/1/44	2,000,000	2,206,740
Idaho Housing & Finance Association
(Idaho Arts Charter School Inc.) 144A 5.00% 12/1/36 #	715,000	765,665
(North Star Charter School)
Series A 6.75% 7/1/48	529,150	540,982
Series B 144A 4.87% 7/1/49 #^	2,888,155	323,531
(Xavier Charter School Project) Series A 5.00% 6/1/50	1,000,000	1,071,800
Illinois Finance Authority Charter School Revenue
(Uno Charter School) Series A 7.125% 10/1/41	1,000,000	1,063,320
Illinois Finance Authority Revenue
(Lake Forest College) Series A 6.00% 10/1/48	1,000,000	1,073,960
(Rogers Park Montessori)
6.00% 2/1/34	675,000	711,592
6.125% 2/1/45	1,800,000	1,894,068
Illinois Finance Authority Student Housing Revenue
(Dekalb II - Northern Illinois University Project)
6.875% 10/1/43	1,000,000	1,090,880
Indiana State Finance Authority Revenue Educational
Facilities
(Drexel Foundation - Thea Bowman Academy Charter
School) Series A 7.00% 10/1/39	1,000,000	1,012,690
Kanawha, West Virginia
(West Virginia University Foundation Project)
6.75% 7/1/45	2,500,000	2,667,325
Kent County, Delaware Student Housing and Dining
Facilities Revenue
(Delaware State University Project)
Series A 5.00% 7/1/53	140,000	152,086
Series A 5.00% 7/1/58	1,250,000	1,347,550
Louisiana Public Facilities Authority Revenue
(Lake Charles Charter Academy Foundation Project)
8.00% 12/15/41	1,500,000	1,626,810

6     NQ-425 [5/18] 7/18 (541903)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Macon-Bibb County, Georgia Urban Development
Authority Revenue
(Academy for Classical Education)
Series A 144A 5.875% 6/15/47 #	1,680,000	$1,742,261
Series A 144A 6.00% 6/15/52 #	1,530,000	1,589,364
Maricopa County, Arizona Industrial Development
Authority
(Paradise Schools Projects) Series 2016 144A
5.00% 7/1/47 #	1,500,000	1,560,555
Maryland State Health & Higher Educational Facilities
Authority Revenue
(Patterson Park Public Charter School) Series A
6.125% 7/1/45	1,000,000	1,011,790
Miami-Dade County, Florida Industrial Development
Authority
(Youth Co-Op Charter School)
Series A 144A 5.75% 9/15/35 #	1,000,000	1,014,740
Series A 144A 6.00% 9/15/45 #	1,000,000	1,020,550
Michigan Finance Authority Limited Obligation Revenue
(Public School Academy Old Redford) Series A
6.50% 12/1/40	900,000	907,371
(Public School Academy University Learning)
7.50% 11/1/40	1,000,000	1,030,800
Michigan Public Educational Facilities Authority Revenue
(Limited-Obligation-Landmark Academy) 7.00% 12/1/39	950,000	960,137
Nevada State Department of Business & Industry
(Somerset Academy)
Series A 144A 5.00% 12/15/35 #	1,595,000	1,663,027
Series A 144A 5.125% 12/15/45 #	2,515,000	2,619,322
New Jersey State Higher Education Student Assistance
Authority Student Loan Revenue
Series 1B 5.75% 12/1/39 (AMT)	1,250,000	1,363,787
New York State Dormitory Authority
(Touro College & University System) Series A
5.50% 1/1/44	2,875,000	3,195,447
North Texas Education Finance Revenue
(Uplift Education) Series A 5.25% 12/1/47	2,100,000	2,209,410
Pennsylvania State Higher Educational Facilities Authority
Revenue
(Foundation Indiana University) Series A 2.199%
(LIBOR03M + 0.67%) 7/1/39 (SGI)●	2,400,000	2,067,264

NQ-425 [5/18] 7/18 (541903)     7

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Philadelphia, Pennsylvania Authority for Industrial
Development Revenue
(1st Philadelphia Preparatory) 7.25% 6/15/43	1,230,000	$1,404,107
(Discovery Charter School Project)
5.875% 4/1/32	200,000	205,992
6.25% 4/1/37	200,000	207,840
(Global Leadership Academy Project) 6.375% 11/15/40	1,000,000	1,032,900
(Green Woods Charter School Project) Series A
5.75% 6/15/42	1,600,000	1,659,888
(New Foundation Charter School Project)
6.625% 12/15/41	1,000,000	1,107,430
(Tacony Academy Charter School Project)
7.00% 6/15/43	1,540,000	1,694,847
Phoenix, Arizona Industrial Development Authority
Education Revenue
(Basic Schools Project)
Series 2015A 144A 5.00% 7/1/46 #	4,000,000	4,112,560
Series 2016A 144A 5.00% 7/1/45 #	2,000,000	2,057,500
(Choice Academies Project)
5.375% 9/1/32	1,000,000	1,044,360
5.625% 9/1/42	600,000	626,700
(Downtown Phoenix Student Housing, LLC - Arizona
State University Project)
Series 2018A 5.00% 7/1/37	250,000	278,903
Series 2018A 5.00% 7/1/42	1,400,000	1,554,364
(Eagle College Preparatory Project) Series A
5.00% 7/1/43	450,000	451,791
(Rowan University Project) 5.00% 6/1/42	2,000,000	2,153,320
Pima County, Arizona Industrial Development Authority
Education Revenue
(American Leadership Academy Project)
144A 5.00% 6/15/47 #	1,630,000	1,638,916
144A 5.00% 6/15/52 #	1,400,000	1,404,060
(Edkey Charter Schools Project) 6.00% 7/1/43	2,000,000	1,874,080
Pottsboro, Texas Higher Education Finance Authority
Revenue
Series A 5.00% 8/15/36	655,000	670,216
Series A 5.00% 8/15/46	1,000,000	1,005,270
Private Colleges & Universities Authority, Georgia Revenue
(Mercer University) Series A 5.00% 10/1/32	1,005,000	1,056,074

8     NQ-425 [5/18] 7/18 (541903)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Paul, Minnesota Housing & Redevelopment Authority
Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A
5.25% 7/1/50	2,560,000	$2,391,091
(Hmong College Preparatory Academy Project)
Series A 5.75% 9/1/46	1,000,000	1,065,360
Series A 6.00% 9/1/51	3,000,000	3,225,510
University of California
Series AZ 5.25% 5/15/58	6,185,000	7,367,943
Utah State Charter School Finance Authority Revenue
(North Davis Preparatory) 6.375% 7/15/40	1,290,000	1,367,581
Wisconsin Public Finance Authority Revenue
(Pine Lake Preparatory) 144A 5.50% 3/1/45 #	3,460,000	3,573,661
(Roseman University Health Sciences Project)
5.75% 4/1/42	2,000,000	2,143,500
Wyoming Community Development Authority Student
Housing Revenue
(CHF-Wyoming LLC) 6.50% 7/1/43	1,000,000	1,066,550
Yonkers, New York Economic Development Corporation
Education Revenue
(Charter School Educational Excellence)
6.25% 10/15/40	595,000	619,823
		172,409,782
Electric Revenue Bonds – 0.51%
Long Island, New York Power Authority
Series A 5.00% 9/1/44	1,960,000	2,177,991
South Carolina State Public Service Authority
Series E 5.25% 12/1/55	4,000,000	4,358,720
		6,536,711
Healthcare Revenue Bonds – 27.04%
Abag, California Finance Authority for Nonprofit
Corporations
(Episcopal Senior Communities) 6.125% 7/1/41	1,650,000	1,818,217
Alachua County, Florida Health Facilities Authority
(Oak Hammock University)
Series A 8.00% 10/1/42	1,000,000	1,159,000
Series A 8.00% 10/1/46	1,500,000	1,732,065
Allen County, Indiana Economic Development Revenue
(StoryPoint Fort Wayne Project) Series A-1 144A
6.875% 1/15/52 #	1,650,000	1,775,747
Antelope Valley, California Healthcare District
Series A 5.00% 3/1/41	1,000,000	1,065,950

NQ-425 [5/18] 7/18 (541903)     9

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Apple Valley, Minnesota
(Minnesota Senior Living LLC, Project)
Series B 5.00% 1/1/47	2,500,000	$2,576,550
Series D 7.25% 1/1/52	7,290,000	7,405,474
Bexar County, Texas Health Facilities Development
(Army Retirement Residence Foundation Project) Series
2010 5.875% 7/1/30	155,000	164,281
Birmingham, Alabama Special Care Facilities Financing
Authority
(Methodist Home for the Aging)
5.50% 6/1/30	1,850,000	2,035,555
5.75% 6/1/35	1,500,000	1,665,045
5.75% 6/1/45	2,500,000	2,755,400
6.00% 6/1/50	2,650,000	2,955,757
Board of Managers Joint Guadalupe County-City of
Seguin, Texas Hospital
5.00% 12/1/45	1,100,000	1,125,509
Butler County, Ohio Port Authority
(StoryPoint Fairfield Project) Series A-1 144A
6.50% 1/15/52 #	650,000	683,150
California Health Facilities Financing Authority Revenue
(Kaiser Permanente) Series A-2 5.00% 11/1/47	4,870,000	6,509,729
California Municipal Finance Authority Revenue
(Northbay Healthcare Group) Series A 5.25% 11/1/47	500,000	550,610
California Statewide Communities Development Authority
Revenue
(BE Group) 144A 7.25% 11/15/41 #	500,000	535,465
(Loma Linda University Medical Center)
5.50% 12/1/54	13,000,000	14,190,540
Series A 5.25% 12/1/29	1,500,000	1,659,510
Series A 144A 5.25% 12/1/56 #	3,000,000	3,254,340
Camden County, New Jersey Improvement Authority
Revenue
(Cooper Health System Obligation Group)
5.75% 2/15/42	2,500,000	2,743,825
Capital Trust Agency, Florida
(Elim Senior Housing Inc. Project) 144A 5.875% 8/1/52 #	2,500,000	2,573,775
(Tuscan Gardens Senior Living Center) Series A
7.00% 4/1/49	5,000,000	4,924,800
Chesterfield County, Virginia Economic Development
Authority Revenue
(1st Mortgage - Brandermill Woods Project)
5.125% 1/1/43	1,030,000	1,065,092

10     NQ-425 [5/18] 7/18 (541903)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Chesterton, Indiana
(StoryPoint Chesterton Project) Series A 144A
6.375% 1/15/51 #	1,000,000	$1,042,600
Cobb County, Georgia Development Authority
(Provident Village at Creekside Project) Series A 144A
6.00% 7/1/51 #	3,500,000	3,141,495
Colorado Health Facilities Authority Revenue
(American Baptist) 8.00% 8/1/43	2,500,000	2,876,050
(Mental Health Center Denver Project) Series A
5.75% 2/1/44	500,000	557,270
(School Health Systems) Series A 5.00% 1/1/44	1,000,000	1,097,640
(Sunny Vista Living Center)
Series A 144A 5.50% 12/1/30 #	750,000	784,627
Series A 144A 5.75% 12/1/35 #	1,150,000	1,203,337
Series A 144A 6.125% 12/1/45 #	1,200,000	1,272,720
Series A 144A 6.25% 12/1/50 #	560,000	596,456
Connecticut State Health & Educational Facilities Authority
Revenue
(Church Home of Hartford Project)
Series A 144A 5.00% 9/1/46 #	1,000,000	1,044,550
Series A 144A 5.00% 9/1/53 #	1,500,000	1,559,445
Cumberland County, Pennsylvania Municipal Authority
Revenue
(Asbury Pennsylvania Obligation Group) 5.25% 1/1/41	1,600,000	1,650,352
(Diakon Lutheran Ministries Series) 6.375% 1/1/39	100,000	102,080
Cuyahoga County, Ohio Hospital Revenue
(The Metrohealth System)
5.25% 2/15/47	5,200,000	5,597,956
5.50% 2/15/52	4,405,000	4,872,414
5.50% 2/15/57	7,250,000	8,002,550
Decatur, Texas Hospital Authority
(Wise Regional Health Systems)
Series A 5.00% 9/1/34	1,000,000	1,062,070
Series A 5.25% 9/1/29	500,000	541,945
Series A 5.25% 9/1/44	2,000,000	2,149,320
Duluth, Minnesota Economic Development Authority
Revenue
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	3,750,000	4,105,913
Florida Development Finance
(Tuscan Isle Champions Gate Project) Series A 144A
6.375% 6/1/46 #	2,250,000	2,228,243

NQ-425 [5/18] 7/18 (541903)     11

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Florida Development Finance
(Tuscan Isle Obligated Group) Series A 144A
7.00% 6/1/45 #	700,000	$511,000
(UF Health - Jacksonville Project) Series A
6.00% 2/1/33	2,375,000	2,607,037
Glendale, Arizona Industrial Development Authority
Revenue
(Glencroft Retirement Community Project)
5.00% 11/15/36	830,000	844,857
5.25% 11/15/51	1,350,000	1,377,648
Guilderland, New York Industrial Development Agency
Series A 144A 5.875% 1/1/52 #	6,000,000	5,995,320
Hawaii State Department of Budget & Finance Special
Purpose Senior Living Revenue
(Hawaii Pacific Health Obligation) Series A
5.50% 7/1/43	2,990,000	3,328,976
(Kahala Nui) 5.25% 11/15/37	1,000,000	1,107,050
Hospital Facilities Authority of Multnomah County, Oregon
(Mirabella at South Waterfront) 5.50% 10/1/49	2,400,000	2,579,856
Idaho Health Facilities Authority Revenue
(Valley Vista Care Corporation) Series A 5.00% 11/15/32	455,000	477,700
Illinois Finance Authority Revenue
(Admiral at Lake Project) 5.25% 5/15/54	5,000,000	4,951,950
(Lutheran Home & Services) 5.75% 5/15/46	1,685,000	1,775,922
Illinois Housing Development Authority
(Stonebridge of Gurnee Project)
Series A 144A 5.45% 1/1/46 #	2,500,000	2,318,775
Series A 144A 5.60% 1/1/56 #	2,700,000	2,516,643
Indiana Finance Authority Revenue
(King’s Daughters Hospital & Health)
5.50% 8/15/40	1,000,000	1,044,690
5.50% 8/15/45	1,000,000	1,043,830
(Marquette Project) 5.00% 3/1/39	1,250,000	1,304,887
Iowa Finance Authority
(Sunrise Retirement Community) 5.75% 9/1/43	2,500,000	2,548,650
Kalispell, Montana
(Immanuel Lutheran Corporation Project) Series A
5.25% 5/15/47	1,300,000	1,366,235
Kentucky Economic Development Finance Authority
Healthcare Revenue
(Owensboro Health) Series A 5.00% 6/1/45	1,250,000	1,340,700
(Rosedale Green Project)
5.50% 11/15/35	1,310,000	1,321,895

12     NQ-425 [5/18] 7/18 (541903)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Kentucky Economic Development Finance Authority
Healthcare Revenue
(Rosedale Green Project)
5.75% 11/15/45	2,500,000	$2,549,925
5.75% 11/15/50	1,600,000	1,627,040
Kentwood, Michigan Economic Development Corporation
Revenue
(Limited Obligation - Holland Home) 5.625% 11/15/41	1,250,000	1,348,063
Kirkwood, Missouri Industrial Development Authority
(Aberdeen Heights) Series A 5.25% 5/15/50	6,000,000	6,391,980
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 5.00% 5/15/46	1,770,000	1,966,665
Lucas County, Ohio Health Care Facilities Revenue
(Sunset Retirement Communities) 5.50% 8/15/30	1,000,000	1,068,690
Maine Health & Higher Educational Facilities Authority
Revenue
(Maine General Medical Center) 6.75% 7/1/41	1,700,000	1,846,251
Maricopa County, Arizona Industrial Development
Authority
(Christian Care Surprise, Inc. Project) Series 2016 144A
6.00% 1/1/48 #	5,400,000	5,541,534
Martin County, Florida Health Facilities Authority Revenue
(Martin Memorial Medical Center) 5.50% 11/15/42	1,000,000	1,087,430
Maryland Health & Higher Educational Facilities Authority
(Adventist Healthcare) Series A 5.50% 1/1/46	5,000,000	5,632,500
(University Of Maryland Medical System Issue) Series D
4.00% 7/1/48	2,610,000	2,649,411
Miami-Dade County, Florida Health Facilities Authority
Revenue
(Nicklaus Children’s Hospital Project) 5.00% 8/1/47	2,350,000	2,631,883
Michigan State Strategic Fund Limited Revenue
(Evangelical Homes) 5.50% 6/1/47	2,750,000	2,863,713
Missouri State Health & Educational Facilities Authority
Revenue
(Lutheran Senior Services) 6.00% 2/1/41	1,000,000	1,075,530
Montgomery County, Pennsylvania Industrial Development
Authority Revenue
(Whitemarsh Continuing Care)
5.25% 1/1/40	1,550,000	1,562,787
5.375% 1/1/50	6,250,000	6,327,313
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 6.125% 7/1/50	8,500,000	9,063,550

NQ-425 [5/18] 7/18 (541903)     13

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New Hampshire Health & Education Facilities Authority
(Rivermeade) Series A 6.875% 7/1/41	1,380,000	$1,498,666
New Hope, Texas Cultural Education Facilities Finance
(Cardinal Bay - Village on the Park)
Series A1 4.00% 7/1/36	635,000	639,788
Series A1 5.00% 7/1/46	1,395,000	1,528,711
Series A1 5.00% 7/1/51	1,595,000	1,742,043
Series B 4.00% 7/1/31	635,000	648,621
Series B 4.25% 7/1/36	955,000	981,272
Series B 4.75% 7/1/51	1,915,000	2,009,180
Series B 5.00% 7/1/46	1,595,000	1,706,363
Series C 5.00% 7/1/31	250,000	270,145
Series C 5.25% 7/1/36	350,000	377,423
Series C 5.50% 7/1/46	1,250,000	1,360,263
Series C 5.75% 7/1/51	1,000,000	1,098,000
Series D 6.00% 7/1/26	150,000	151,728
Series D 7.00% 7/1/51	1,350,000	1,407,240
New Jersey Economic Development Authority
(Lions Gate Project) 5.25% 1/1/44	2,000,000	2,085,180
New Jersey Health Care Facilities Financing Authority
Revenue
(Barnabas Health Services) Series A 4.00% 7/1/26	980,000	1,036,605
(Princeton Healthcare System) 5.00% 7/1/39	2,500,000	2,765,450
(St. Peters University Hospital) 6.25% 7/1/35	2,700,000	2,903,175
(University Hospital) Series A 5.00% 7/1/46 (AGM)	5,000,000	5,535,650
New York State Dormitory Authority
(Orange Regional Medical Center)
144A 5.00% 12/1/40 #	1,100,000	1,189,496
144A 5.00% 12/1/45 #	800,000	866,112
North Carolina Medical Care Commission Health Care
Facilities Revenue
(First Mortgage - Galloway Ridge Project) 6.00% 1/1/39	1,520,000	1,587,929
Northampton County, Pennsylvania Industrial
Development Authority Revenue
(Morningstar Senior Living) 5.00% 7/1/36	2,000,000	2,048,000
Oklahoma Development Finance Authority Health System
Revenue
(OU Medicine Project) Series 2018B 5.50% 8/15/57	4,255,000	4,846,105
Orange County, New York Funding Corporation Assisted
Living Residence Revenue
6.50% 1/1/46	3,900,000	3,998,670

14     NQ-425 [5/18] 7/18 (541903)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project)
7.25% 6/1/34	285,000	$327,838
Series A 7.50% 6/1/49	2,920,000	3,379,871
Palomar, California Health
Series 2016 5.00% 11/1/39	1,670,000	1,808,025
Payne County, Oklahoma Economic Development
Authority
(Epworth Living at the Ranch) Series A 7.00% 11/1/51 ‡	1,445,000	722,500
Pennsylvania Economic Development Financing Authority
(Tapestry Moon Senior Housing Project) Series 2018A
144A 6.75% 12/1/53 #	8,400,000	8,719,620
Prince George’s County, Maryland
(Collington Episcopal Life Care Community)
5.00% 4/1/31	1,030,000	1,097,218
5.25% 4/1/47	2,000,000	2,124,600
Public Finance Authority Revenue, Wisconsin
(Goodwill Industries of Southern Nevada Project)
Series A 5.50% 12/1/35 ‡	2,500,000	1,750,000
Series A 5.75% 12/1/45 ‡	2,500,000	1,750,000
Public Finance Authority, Wisconsin
(Bancroft Neurohealth Project)
Series A 144A 4.625% 6/1/36 #	235,000	230,081
Series A 144A 5.00% 6/1/36 #	960,000	973,248
Series A 144A 5.125% 6/1/48 #	1,375,000	1,397,976
(Mary’s Woods at Marylhurst Project) 144A
5.25% 5/15/52 #	2,300,000	2,510,703
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	5,630,000	5,887,854
Rochester, Minnesota
(The Homestead at Rochester) Series A 6.875% 12/1/48	2,500,000	2,855,200
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor Inc.) 6.00% 5/15/47	1,500,000	1,623,300
San Buenaventura, California Revenue
(Community Memorial Health System) 7.50% 12/1/41	4,475,000	5,027,215
Southeastern Ohio Port Authority
(Memorial Health Systems)
5.00% 12/1/43	805,000	837,546
5.50% 12/1/43	1,250,000	1,348,113

NQ-425 [5/18] 7/18 (541903)     15

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Louis County, Missouri Industrial Development
Authority
(Nazareth Living Center Project)
Series A 5.00% 8/15/35	600,000	$621,588
Series A 5.125% 8/15/45	1,800,000	1,856,106
Suffolk County, New York Economic Development
Corporation Revenue
(Peconic Landing Southland) 6.00% 12/1/40	575,000	619,131
Tarrant County, Texas Cultural Education Facilities Finance
(Buckingham Senior Living Community) 5.50% 11/15/45	3,000,000	3,080,970
(Buckner Retirement Services)
Series B 5.00% 11/15/40	2,080,000	2,274,584
Series B 5.00% 11/15/46	3,000,000	3,267,030
(Buckner Senior Living - Ventana Project)
6.75% 11/15/47	1,850,000	2,072,685
6.75% 11/15/52	3,300,000	3,684,648
Tempe, Arizona Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/46	500,000	533,470
(Mirabella At ASU Project) Series A 144A
6.125% 10/1/52 #	1,720,000	1,793,616
University of Colorado Hospital Authority Revenue
(UCHA Obligation Group) 5.00% 11/15/38 ●	3,000,000	3,257,400
Vermont Economic Development Authority Revenue
(Wake Robin Corp. Project) 5.40% 5/1/33	1,100,000	1,169,894
Washington State Housing Finance Commission
(Bayview Manor Homes)
Series A 144A 5.00% 7/1/36 #	700,000	729,225
Series A 144A 5.00% 7/1/46 #	1,450,000	1,498,589
Series A 144A 5.00% 7/1/51 #	2,000,000	2,060,180
(Heron’s Key) Series A 144A 7.00% 7/1/50 #	2,000,000	2,136,340
(Wesley Homes at Lea Hill Project)
Series 2016 144A 5.00% 7/1/46 #	1,000,000	1,024,660
Series 2016 144A 5.00% 7/1/51 #	2,000,000	2,042,560
Wayzata, Minnesota Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	270,000	280,579
Series A 5.75% 11/1/39	600,000	624,012
Series A 6.00% 5/1/47	920,000	958,097
Westminster, Maryland
(Lutheran Village Millers Grant)
6.00% 7/1/34	800,000	862,256
Series A 5.00% 7/1/24	1,700,000	1,793,653

16     NQ-425 [5/18] 7/18 (541903)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Westminster, Maryland
(Lutheran Village Millers Grant)
Series A 6.125% 7/1/39	750,000	$811,230
Series A 6.25% 7/1/44	2,500,000	2,720,500
Wichita, Kansas
(Kansas Masonic Home)
Series II-A 5.00% 12/1/31	500,000	525,770
Series II-A 5.25% 12/1/36	500,000	528,755
Series II-A 5.375% 12/1/46	1,200,000	1,275,168
Wisconsin Public Finance Authority
(Rose Villa Project) Series A 144A 5.75% 11/15/44 #	2,000,000	2,158,220
		342,925,944
Housing Revenue Bonds – 0.55%
California Municipal Finance Authority Mobile Home Park
Revenue
(Caritas Affordable Housing) Senior Series A
5.25% 8/15/39	1,200,000	1,320,228
(Caritas Projects) Senior Series A 5.50% 8/15/47	1,500,000	1,624,650
Independent Cities Finance Authority, California
Series A 5.25% 5/15/44	750,000	814,365
Series A 5.25% 5/15/49	3,000,000	3,249,090
		7,008,333
Lease Revenue Bonds – 4.26%
California Municipal Finance Authority Revenue
(Goodwill Industry Sacramento Valley) 5.25% 1/1/45	1,295,000	1,295,660
(Goodwill Industry Sacramento Valley and Northern
Nevada Project)
Series A 144A 6.625% 1/1/32 #	500,000	536,240
Series A 144A 6.875% 1/1/42 #	1,500,000	1,615,335
California Statewide Communities Development Authority
Revenue
(Lancer Plaza Project) 5.875% 11/1/43	1,875,000	2,091,637
Capital Trust Agency, Florida Revenue
(Air Cargo - Aero Miami) Series A 5.35% 7/1/29	810,000	840,869
Industrial Development Authority of Phoenix, Arizona
5.125% 2/1/34	1,000,000	941,240
5.375% 2/1/41	2,000,000	1,911,660
Metropolitan Pier & Exposition Authority, Illinois
(Mccormick Place Expansion Project) Series A
5.00% 6/15/57	3,975,000	4,187,464

NQ-425 [5/18] 7/18 (541903)     17

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New Jersey Economic Development Authority Special
Facility Revenue
Series WW 5.25% 6/15/30	5,000,000	$5,501,850
New Jersey Transportation Trust Fund Authority
(Transportation Program) Series AA 5.00% 6/15/25	1,000,000	1,103,900
New York Liberty Development Revenue
(Class 1-3 World Trade Center Project) 144A
5.00% 11/15/44 #	5,000,000	5,316,600
(Class 2-3 World Trade Center Project) 144A
5.375% 11/15/40 #	2,410,000	2,654,133
(Class 3-3 World Trade Center Project) 144A
7.25% 11/15/44 #	9,600,000	11,453,664
Public Finance Authority, Wisconsin Airport Facilities
Revenue
(AFCO Investors II Portfolio) 144A
5.75% 10/1/31 (AMT)#	3,775,000	3,823,584
(Senior Obligation Group) Series B 5.00% 7/1/42 (AMT)	4,000,000	4,255,640
Virginia Public Building Authority
Series B 5.00% 8/1/20	5,000,000	5,339,300
Wise County, Texas
(Parker County Junior College District) 8.00% 8/15/34	1,000,000	1,111,220
		53,979,996
Local General Obligation Bonds – 3.70%
Chicago, Illinois
Series 2005D 5.50% 1/1/37	2,280,000	2,429,796
Series 2005D 5.50% 1/1/40	3,000,000	3,188,280
Series 2007E 5.50% 1/1/42	2,150,000	2,282,419
Series 2007F 5.50% 1/1/42	1,250,000	1,326,987
Series A 5.25% 1/1/29	4,415,000	4,685,948
Series A 5.50% 1/1/33	2,000,000	2,137,300
Series A 6.00% 1/1/38	6,285,000	7,092,371
Series C 5.00% 1/1/26	2,105,000	2,261,254
Series C 5.00% 1/1/38	1,000,000	1,029,170
Chicago, Illinois Board of Education
Series A 144A 7.00% 12/1/46 #	2,500,000	2,980,625
Series G 5.00% 12/1/44	2,445,000	2,474,487
Series H 5.00% 12/1/36	3,405,000	3,506,129
Series H 5.00% 12/1/46	4,225,000	4,292,009
New York City, New York
Series E 5.00% 8/1/20	3,615,000	3,859,518

18     NQ-425 [5/18] 7/18 (541903)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Raleigh, North Carolina
Series A 5.00% 9/1/22	3,000,000	$3,371,970
		46,918,263
Pre-Refunded/Escrowed to Maturity Bonds – 7.06%
Bexar County, Texas Health Facilities Development
(Army Retirement Residence Foundation Project) Series
2010 5.875% 7/1/30-20§	845,000	911,214
Bowling Green, Ohio Student Housing Revenue CFP I
(State University Project) 6.00% 6/1/45-20§	1,215,000	1,313,403
Brevard County, Florida Health Facilities Authority
Revenue
(Health First Inc. Project) 7.00% 4/1/39-19§	1,000,000	1,042,610
Brooklyn Arena Local Development, New York Pilot
Revenue
(Barclays Center Project)
6.25% 7/15/40-20§	5,500,000	5,895,670
6.50% 7/15/30-20§	1,175,000	1,263,207
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29-19§	900,000	950,481
California Municipal Finance Authority Mobile Home Park
Revenue
(Caritas Projects) Senior Series A 6.40% 8/15/45-20§	1,715,000	1,865,388
California Municipal Finance Authority Revenue
(Azusa Pacific University Project) Series B
7.75% 4/1/31-21§	750,000	851,767
(Eisenhower Medical Center) Series A 5.75% 7/1/40-20§	1,000,000	1,082,000
California Statewide Communities Development Authority
Revenue
(California Baptist University Project) 7.50% 11/1/41-21§	1,000,000	1,186,860
Central Texas Regional Mobility Authority Revenue
Senior Lien 6.00% 1/1/41-21§	1,890,000	2,074,294
Subordinate Lien 6.75% 1/1/41-21§	1,000,000	1,114,880
Clifton, Texas Higher Education Finance Corporation
Revenue
(Idea Public Schools) 5.75% 8/15/41-21§	1,000,000	1,111,930
(Uplift Education) Series A 6.25% 12/1/45-20§	1,000,000	1,102,540
Cumberland County, Pennsylvania Municipal Authority
Revenue
(Diakon Lutheran Ministries Project) 6.375% 1/1/39-19§	900,000	924,120
District of Columbia Revenue
(Center of Strategic & International Studies)
6.625% 3/1/41-21§	2,235,000	2,503,625
(KIPP Charter School) 6.00% 7/1/48-23§	1,450,000	1,718,555

NQ-425 [5/18] 7/18 (541903)     19

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Hawaii Pacific Health Special Purpose Revenue
Series A 5.50% 7/1/40-20§	1,250,000	$1,343,763
Hawaii State Department of Budget & Finance Special
Purpose Senior Living Revenue
(15 Craigside Project) Series A 9.00% 11/15/44-19§	1,000,000	1,101,160
Illinois Finance Authority Revenue
(Admiral at Lake Project)
Series A 7.625% 5/15/25-20§	1,750,000	1,939,175
Series A 7.75% 5/15/30-20§	500,000	555,240
Series A 8.00% 5/15/40-20§	2,205,000	2,457,737
Series A 8.00% 5/15/46-20§	1,500,000	1,671,930
(Provena Health)
Series A 7.75% 8/15/34-19§	20,000	21,392
Series A (Refunded) 7.75% 8/15/34-19§	980,000	1,048,228
(Silver Cross & Medical Centers) 7.00% 8/15/44-19§	3,570,000	3,787,020
Illinois Railsplitter Tobacco Settlement Authority
5.50% 6/1/23-21§	2,010,000	2,213,915
6.00% 6/1/28-21§	1,455,000	1,623,635
Kentucky Economic Development Finance Authority
Hospital Revenue
(Owensboro Medical Health System) Series A
6.50% 3/1/45-20§	4,965,000	5,400,132
Koyukuk, Alaska Revenue
(Tanana Chiefs Conference Health Care Facility Project)
7.75% 10/1/41-19§	1,750,000	1,881,583
Lancaster Redevelopment Agency, California
(Redevelopment Project) 6.875% 8/1/39-19§	285,000	302,177
Unrefunded (Redevelopment Project)
6.875% 8/1/39-19§	215,000	227,958
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 6.50% 5/15/37-21§	1,705,000	1,916,198
Lucas County, Ohio Improvement
(Lutheran Homes) Series A 7.00% 11/1/45-20§	3,865,000	4,302,557
Maryland Health & Higher Educational Facilities Authority
(Doctors Community Hospital) 5.75% 7/1/38-20§	1,730,000	1,864,853
Maryland State Economic Development Revenue
(Transportation Facilities Project) Series A
5.75% 6/1/35-20§	1,400,000	1,507,996
Massachusetts State Health & Educational Facilities
Authority Revenue
(Springfield College) 5.625% 10/15/40-19§	1,000,000	1,051,000

20     NQ-425 [5/18] 7/18 (541903)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
New Jersey Economic Development Authority Revenue
(Provident Group - Montclair University Student Housing
Project) 5.875% 6/1/42-20§	1,500,000	$1,619,370
New Jersey State Educational Facilities Authority Revenue
(University of Medicine & Dentistry) Series B
7.50% 12/1/32-19§	1,000,000	1,056,690
New York State Dormitory Authority Revenue Non State
Supported Debt
(Orange Regional Medical Center) 6.25% 12/1/37-18§	3,500,000	3,580,080
Norco, California Redevelopment Agency Tax Allocation
(Area #1 Project) 6.00% 3/1/36-20§	1,000,000	1,075,250
Onondaga, New York Civic Development Revenue
(St. Joseph’s Hospital Health Center Project)
4.50% 7/1/32-22§	1,000,000	1,099,000
5.125% 7/1/31-19§	1,000,000	1,036,640
Oregon State Facilities Authority Revenue
(Concordia University Project)
Series A 144A 6.125% 9/1/30-20#§	800,000	860,864
Series A 144A 6.375% 9/1/40-20#§	500,000	547,930
Pennsylvania Economic Development Financing Authority
Health System Revenue
(Albert Einstein Healthcare) Series A
6.25% 10/15/23-19§	850,000	894,225
Pennsylvania State Higher Educational Facilities Authority
Revenue
(Edinboro University Foundation) 5.80% 7/1/30-20§	1,300,000	1,401,270
San Juan, Texas Higher Education Finance Authority
Education Revenue
(Idea Public Schools) Series A 6.70% 8/15/40-20§	2,000,000	2,200,100
South Carolina Jobs - Economic Development Authority
Hospital Revenue
(Palmetto Health) 5.75% 8/1/39-19§	915,000	957,410
Southwestern Illinois Development Authority Revenue
(Memorial Group)
7.125% 11/1/30-23§	1,420,000	1,774,716
7.125% 11/1/43-23§	2,500,000	3,124,500
St. Johns County, Florida Industrial Development Authority
Revenue
(Presbyterian Retirement) Series A 5.875% 8/1/40-20§	1,000,000	1,083,200
Travis County, Texas Health Facilities Development
Corporation Revenue
(Westminster Manor Project) 7.125% 11/1/40-20§	1,000,000	1,118,640

NQ-425 [5/18] 7/18 (541903)     21

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
University of Arizona Medical Center Hospital Revenue
6.00% 7/1/39-21§	1,500,000	$1,675,665
Washington State Health Care Facilities Authority Revenue
(Multicare Health System) Series B
6.00% 8/15/39-19 (AGC)§	1,250,000	1,312,025
		89,547,768
Resource Recovery Revenue Bonds – 1.13%
Blythe Township, Pennsylvania Solid Waste Authority
Revenue
7.75% 12/1/37 (AMT)	3,000,000	3,171,150
California Pollution Control Financing Authority Revenue
(Calplant I Project) 144A 8.00% 7/1/39 (AMT)#	5,250,000	5,704,335
Essex County, New Jersey Improvement Authority
144A 5.25% 7/1/45 (AMT)#	2,500,000	2,530,725
Mission, Texas Economic Development Corporation
Revenue
(Dallas Clean Energy McCommas)
6.875% 12/1/24 (AMT)	1,000,000	1,000,920
Orange County, Florida Industrial Development Authority
(Vitag Florida LLC Project) 144A 8.00% 7/1/36 (AMT)#	3,250,000	1,900,893
		14,308,023
Special Tax Revenue Bonds – 7.33%
Allentown, Pennsylvania Neighborhood Improvement Zone
Development Authority Tax Revenue
(City Center Project)
144A 5.00% 5/1/32 #	2,500,000	2,730,775
144A 5.00% 5/1/42 #	2,000,000	2,151,680
Anne Arundel County, Maryland Special Obligation
Revenue
(National Business Park - North Project) 6.10% 7/1/40	1,725,000	1,761,329
Babcock Ranch, Florida Community Independent Special
District
5.00% 11/1/31	615,000	629,108
5.25% 11/1/46	500,000	508,565
Canyons, Colorado Metropolitan District No. 5
Series A 6.125% 12/1/47	1,000,000	1,014,670
Celebration Pointe, Florida Community Development
District
5.125% 5/1/45	2,000,000	2,042,280
Cherry Hill, Virginia Community Development Authority
(Potomac Shores Project)
144A 5.15% 3/1/35 #	1,000,000	1,030,330
144A 5.40% 3/1/45 #	2,000,000	2,061,300

22     NQ-425 [5/18] 7/18 (541903)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Colliers Hill, Colorado Metropolitan District No. 2
Series A 6.50% 12/1/47	2,000,000	$2,034,320
Conley Road Transportation Development District,
Missouri
5.375% 5/1/47	5,200,000	5,321,628
Dutchess County, New York Local Development
Corporation Revenue
(Anderson Center Services Inc. Project) 6.00% 10/1/30	1,700,000	1,755,947
Fountain Urban Renewal Authority, Colorado
(Improvement - South Academy Highland) Series A
5.50% 11/1/44	4,955,000	5,109,645
Glen Cove, New York Local Economic Assistance
(Garvies Point Public Improvement Project) Series A
5.00% 1/1/56	2,000,000	2,087,780
Juban Crossing Economic Development District, Louisiana
(General Infrastructure Projects) 144A 7.00% 9/15/44 #	3,490,000	3,635,184
(Road Projects) Series A 144A 7.00% 9/15/44 #	2,195,000	2,285,807
Kansas City, Missouri Land Clearance Redevelopment
Authority Revenue
(Convention Centre Hotel Project - TIF Financing)
Series B 144A 5.00% 2/1/40 #	935,000	976,869
Series B 144A 5.00% 2/1/50 #	1,825,000	1,874,093
Memphis-Shelby County Industrial Development Board,
Tennessee
(Graceland Project)
Series A 5.50% 7/1/37	650,000	697,970
Series A 5.625% 1/1/46	750,000	803,033
Midtown Miami, Florida Community Development District
(Parking Garage Project) Series A 5.00% 5/1/37	1,235,000	1,301,431
Mobile, Alabama Improvement District
(McGowin Park Project)
Series A 5.25% 8/1/30	1,000,000	1,030,020
Series A 5.50% 8/1/35	1,300,000	1,337,401
Mosaic District, Virginia Community Development
Authority Revenue
Series A 6.875% 3/1/36	1,500,000	1,634,835
Nampa Development Corporation, Idaho Revenue
144A 5.00% 9/1/31 #	2,940,000	3,076,328
5.90% 3/1/30	2,000,000	2,054,000
New Jersey Transportation Trust Fund Authority
(Transportation Program)
Series AA 5.00% 6/15/44	4,975,000	5,228,277
Series AA 5.25% 6/15/41	1,000,000	1,076,570

NQ-425 [5/18] 7/18 (541903)     23

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York City, New York Industrial Development Agency
(Pilot - Queens Baseball Stadium)
5.00% 1/1/22 (AMBAC)	1,000,000	$1,002,550
(Yankee Stadium) 7.00% 3/1/49 (AGC)	1,000,000	1,037,800
Northampton County, Pennsylvania Industrial
Development Authority
(Route 33 Project) 7.00% 7/1/32	2,635,000	3,019,447
Prairie Center Metropolitan District No 3, Colorado
Series A 144A 5.00% 12/15/41 #	2,000,000	2,057,320
Public Finance Authority, Wisconsin
(American Dream @ Meadowlands Project) 144A
7.00% 12/1/50 #	5,065,000	5,868,815
Regional Transportation, Colorado District Revenue
(Denver Transit Partners) 6.00% 1/15/41	1,000,000	1,063,720
Richmond Heights, Missouri Tax Increment & Transaction
Sales Tax Revenue Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	1,200,000	1,200,216
Southglenn, Colorado Metropolitan District
Series 2016 5.00% 12/1/30	1,535,000	1,599,685
Series 2016 5.00% 12/1/36	810,000	832,121
Series 2016 5.00% 12/1/46	2,100,000	2,143,113
St. Joseph, Missouri Industrial Development Authority Tax
Increment Revenue
(Shoppes at North Village Project)
Series A 5.375% 11/1/24	1,000,000	999,990
Series A 5.50% 11/1/27	500,000	500,010
St. Louis County, Missouri Industrial Development
Authority
(Manchester Ballas Community)
Series A 144A 5.00% 9/1/38 #	1,050,000	1,047,701
Series A 144A 5.25% 9/1/45 #	3,540,000	3,519,397
St. Louis, Missouri Industrial Development Authority Tax
Increment Revenue Improvement
(Grand Center Redevelopment Project) 6.375% 12/1/25	1,200,000	1,214,316
Sterling Ranch Community Authority Board, Colorado
Series A 5.00% 12/1/38	1,500,000	1,533,330
Series A 5.00% 12/1/47	2,000,000	2,033,600
Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue
(Sales Tax Vacation Village Project)
Series A 6.00% 9/1/35	4,690,000	4,997,992
		92,922,298

24     NQ-425 [5/18] 7/18 (541903)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds – 3.14%
California State
5.00% 8/1/46	2,000,000	$2,315,700
(Bid Group C) Series B 5.00% 8/1/27	5,000,000	6,011,200
(Various Purposes)
5.00% 10/1/47	2,500,000	2,878,300
5.00% 11/1/47	2,000,000	2,352,620
Illinois State
5.00% 5/1/36	1,710,000	1,766,396
5.00% 11/1/36	2,245,000	2,348,360
5.00% 2/1/39	2,980,000	3,068,536
Series A 5.00% 12/1/34	2,100,000	2,213,568
Series A 5.00% 4/1/38	2,805,000	2,879,725
Series D 5.00% 11/1/28	11,000,000	11,757,130
New York State
Series A 5.25% 2/15/24	2,000,000	2,178,060
		39,769,595
Transportation Revenue Bonds – 6.86%
Chicago, Illinois O’Hare International Airport Revenue
Series B 5.00% 1/1/33	4,135,000	4,617,224
Delaware Transportation Authority
5.00% 6/1/55	4,105,000	4,548,340
Foothill-Eastern Transportation Corridor Agency, California
Series A 5.75% 1/15/46	5,000,000	5,702,600
Series A 6.00% 1/15/49	7,690,000	8,964,233
Hawaii Airports System Revenue
Series A 5.00% 7/1/45 (AMT)	3,490,000	3,882,485
Houston, Texas Airport System Revenue Subordinate Lien
Series A 5.00% 7/1/25 (AMT)	1,000,000	1,075,380
Kentucky Public Transportation Infrastructure Authority
(1st Tier - Downtown Crossing)
Series A 5.75% 7/1/49	3,000,000	3,295,200
Series A 6.00% 7/1/53	1,290,000	1,433,345
Long Beach, California Marina Revenue
5.00% 5/15/40	1,000,000	1,104,100
Los Angeles, California Department of Airports
Series D 5.00% 5/15/41 (AMT)	5,000,000	5,586,250
Metropolitan New York Transportation Authority
(Green Bond) Series A1 5.25% 11/15/56	5,000,000	5,695,350
New Jersey Turnpike Authority
Series G 4.00% 1/1/43	4,415,000	4,575,000
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal) Series 8 6.00% 12/1/42	1,970,000	2,160,597

NQ-425 [5/18] 7/18 (541903)     25

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Riverside County, California Transportation Senior Lien
Series A 5.75% 6/1/48	1,000,000	$1,109,960
San Francisco, California City & County Airports
Commission
Series A 5.50% 5/1/27 (AMT)	1,915,000	1,915,000
South Jersey Port, New Jersey
(Subordinated Marine Terminal Revenue )
Series A 5.00% 1/1/49	1,110,000	1,216,049
Series B 5.00% 1/1/42 (AMT)	1,110,000	1,213,252
Series B 5.00% 1/1/48 (AMT)	2,535,000	2,758,080
St. Louis, Missouri Airport Revenue
(Lambert-St. Louis International) Series A-1
6.625% 7/1/34	1,090,000	1,142,974
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien
(Blueridge Transportation)
5.00% 12/31/45 (AMT)	1,270,000	1,380,782
5.00% 12/31/50 (AMT)	1,910,000	2,068,740
5.00% 12/31/55 (AMT)	1,840,000	1,989,132
(LBJ Infrastructure)
7.00% 6/30/40	7,000,000	7,649,950
7.50% 6/30/33	500,000	552,845
(NTE Mobility)
6.75% 6/30/43 (AMT)	1,905,000	2,203,952
6.875% 12/31/39	4,055,000	4,333,741
7.00% 12/31/38 (AMT)	1,335,000	1,566,676
Virginia Small Business Financing Authority
(Transform 66 P3 Project) 5.00% 12/31/56 (AMT)	2,975,000	3,261,046
		87,002,283
Water & Sewer Revenue Bonds – 2.92%
Charlotte County, Florida Industrial Development Authority
(Town & Country Utilities Project) 144A
5.50% 10/1/36 (AMT)#	500,000	492,585
Chicago, Illinois Waterworks Revenue
(2nd Lien)
5.00% 11/1/26	180,000	205,281
5.00% 11/1/27	150,000	170,237
5.00% 11/1/28	30,000	33,882
Dominion, Colorado Water & Sanitation District Revenue
6.00% 12/1/46	4,000,000	4,199,800
Jefferson County, Alabama Sewer Revenue
(Senior Lien-Warrants) Series A 5.50% 10/1/53 (AGM)	2,500,000	2,804,525

26     NQ-425 [5/18] 7/18 (541903)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Jefferson County, Alabama Sewer Revenue
(Sub Lien-Warrants)
Series D 6.50% 10/1/53	16,500,000	$19,507,950
Series D 7.00% 10/1/51	5,000,000	6,073,050
New York City, New York Water & Sewer System
(Second Generation Resolution) 5.00% 6/15/46	3,150,000	3,559,405
		37,046,715
Total Municipal Bonds (cost $1,182,214,698)		1,252,702,454

Short-Term Investment – 0.20%
Variable Rate Demand Note – 0.20%¤
Mississippi Business Finance Corporation Gulf Opportunity
Zone Industrial Development Revenue (Chevron USA)
Series G
0.86% 11/1/35	2,550,000	2,550,000
Total Short-Term Investment (cost $2,550,000)		2,550,000

Total Value of Securities – 98.99%
(cost $1,184,764,698)		1,255,252,454

Receivables and Other Assets Net of Liabilities – 1.01%		12,797,798
Net Assets Applicable to 114,126,814 Shares Outstanding – 100.00%		$1,268,050,252

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2018, the aggregate value of Rule 144A securities was $232,101,645, which represents 18.30% of the Fund’s net assets.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2018.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
‡	Non-income producing security. Security is currently in default.

NQ-425 [5/18] 7/18 (541903)     27

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.
^	Zero coupon security. The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ICE – Intercontinental Exchange
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
SGI – Insured by Syncora Guarantee Inc.
USD – US Dollar

See accompanying notes.

28     NQ-425 [5/18] 7/18 (541903)

Notes
Delaware National High-Yield Municipal Bond Fund	May 31, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Voyageur Mutual Funds (Trust) – Delaware National High-Yield Municipal Bond Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end, Aug. 31, 2017.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

NQ-425 [5/18] 7/18 (541903)     29

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2018:

Securities	Level 2
Assets:
Municipal Bonds	$1,252,702,454
Short-Term Investments	2,550,000
Total Value of Securities	$1,255,252,454

During the period ended May 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended May 31, 2018, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2018 that would require recognition or disclosure on the Fund’s “Schedule of investments.”

30     NQ-425 [5/18] 7/18 (541903)

Schedule of investments
Delaware Tax-Free California Fund	May 31, 2018 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 99.61%
Corporate Revenue Bonds – 5.59%
Chula Vista Industrial Development Revenue
(San Diego Gas & Electric) Series D 5.875% 1/1/34	1,000,000	$1,038,760
Golden State Tobacco Securitization Settlement Revenue
(Asset-Backed) Series A-1 5.00% 6/1/29	1,000,000	1,144,720
(Asset-Backed Senior Notes) Unrefunded 5.75% 6/1/47	2,345,000	2,356,725
(Capital Appreciation Asset - Backed) Subordinate
Series B 1.548% 6/1/47 ^	1,615,000	275,810
M-S-R Energy Authority Revenue
Series B 6.50% 11/1/39	500,000	710,410
		5,526,425
Education Revenue Bonds – 19.88%
California Educational Facilities Authority
(Chapman University) Series B 4.00% 4/1/47	1,000,000	1,033,800
(Loma Linda University) Series A 5.00% 4/1/47	1,000,000	1,121,870
California Municipal Finance Authority
(Biola University) 5.00% 10/1/39	1,000,000	1,146,700
(California Baptist University) Series A 144A 5.375%
11/1/40 #	1,000,000	1,098,800
(Creative Center of Los Altos Project) Series B 144A
4.50% 11/1/46 #	500,000	503,115
(Julian Charter School Project) Series A 144A 5.625%
3/1/45 #	500,000	504,675
(Palmdale Aerospace Academy Project) Series A 144A
5.00% 7/1/46 #	500,000	515,385
(Southwestern Law School) 6.50% 11/1/41	1,140,000	1,268,706
California Public Finance Authority University Housing
Revenue
(NCCD - Claremont Properties LLC - Claremont
Colleges Project) Series A 144A 5.00% 7/1/32 #	500,000	546,080
California School Finance Authority
(Aspire Public Schools - Obligated Group) Series A 144A
5.00% 8/1/45 #	715,000	771,549
(Encore Education Obligated Group) Series A 144A
5.00% 6/1/42 #	500,000	458,815
(Escuela Popular Project) 144A 6.50% 7/1/50 #	250,000	252,027
(Green Dot Public Schools Project) Series A 144A 5.00%
8/1/35 #	1,000,000	1,080,400
(Grimmway Schools - Obligated Group) Series A 144A
5.00% 7/1/36 #	500,000	508,620
(KIPP LA Projects) Series A 5.125% 7/1/44	1,000,000	1,091,640
(Partnerships to Uplift Communities Valley Project)
Series A 6.75% 8/1/44	1,000,000	1,081,660

NQ-329 [5/18] 7/18 (541854)     1

Schedule of investments
Delaware Tax-Free California Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California School Finance Authority
(View Park Elementary & Middle Schools) Series A
5.625% 10/1/34	575,000	$611,852
California State University Systemwide Revenue
Series A 5.00% 11/1/47	1,000,000	1,166,360
California Statewide Communities Development Authority
Charter School Revenue
(Green Dot Public Schools) Series A 7.25% 8/1/41	800,000	895,016
California Statewide Communities Development Authority
Revenue
(California Baptist University) Series A 6.125% 11/1/33	750,000	865,357
(Culinary Institute of America Project) Series B 5.00%
7/1/46	425,000	469,812
California Statewide Communities Development Authority
Student Housing Revenue
(University of California Irvine East Campus Apartments)
5.00% 5/15/24	40,000	45,399
5.375% 5/15/38	1,000,000	1,069,410
Mt. San Antonio Community College District Convertible
Capital Appreciation Election 2008
Series A 5.875% 8/1/28 ~	1,000,000	963,160
University of California General Revenue
Series AZ 5.25% 5/15/58	490,000	583,717
		19,653,925
Electric Revenue Bond – 0.58%
Imperial Irrigation District Electric System Revenue
Series C 5.00% 11/1/36	500,000	576,005
		576,005
Healthcare Revenue Bonds – 20.01%
Abag Finance Authority for Nonprofit Corporations
(Episcopal Senior Communities) 6.125% 7/1/41	850,000	936,657
(Sharp HealthCare) Series A 5.00% 8/1/28	250,000	274,560
California Health Facilities Financing Authority Revenue
(Catholic Healthcare West) Series E 5.625% 7/1/25	1,000,000	1,038,780
(Cedars-Sinai Medical Center) Series B 4.00% 8/15/36	1,000,000	1,062,440
(Children’s Hospital Los Angeles)
Series A 5.00% 11/15/34	500,000	538,095
Series A 5.00% 8/15/47	500,000	560,610
(Kaiser Permanente) Subordinate Series A-2 4.00%
11/1/44	1,005,000	1,049,059
(Lucile Salter Packard Children’s Hospital at Stanford)
Series A 5.00% 8/15/33	1,000,000	1,164,880
Series A 5.00% 11/15/56	1,000,000	1,140,480

2     NQ-329 [5/18] 7/18 (541854)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Health Facilities Financing Authority Revenue
(St. Joseph Health System) Series A 5.75% 7/1/39	1,000,000	$1,043,820
(Sutter Health) Series D 5.25% 8/15/31	1,000,000	1,105,380
California Municipal Finance Authority Revenue
(Community Medical Centers)
Series A 5.00% 2/1/42	750,000	829,830
Series A 5.00% 2/1/47	250,000	275,240
(Northbay Healthcare Group) Series A 5.25% 11/1/47	500,000	550,610
California Statewide Communities Development Authority
Revenue
(BE.Group) 144A 7.25% 11/15/41 #	500,000	535,465
(Covenant Retirement Communities) Series C 5.625%
12/1/36	1,000,000	1,137,960
(Episcopal Communities & Services) 5.00% 5/15/32	600,000	647,130
(Huntington Memorial Hospital) 4.00% 7/1/48	500,000	512,930
(Loma Linda University Medical Center) Series A 144A
5.25% 12/1/56 #	725,000	786,466
(Marin General Hospital - Green Bonds) Series A 4.00%
8/1/45	500,000	511,925
(Rady Children’s Hospital) Series B 5.00% 8/15/28	600,000	731,844
(Redlands Community Hospital) 5.00% 10/1/46	1,000,000	1,105,950
La Verne
(Brethren Hillcrest Homes) 5.00% 5/15/36	750,000	789,713
Palomar Health
5.00% 11/1/47 (AGM)	500,000	569,120
San Buenaventura
(Community Memorial Health Systems) 7.50% 12/1/41	785,000	881,869
		19,780,813
Housing Revenue Bonds – 4.23%
California Municipal Finance Authority Mobile Home Park
Revenue
(Caritas Projects)
Series A 4.00% 8/15/42	1,270,000	1,286,548
Series A 5.50% 8/15/47	750,000	812,325
Independent Cities Finance Authority Mobile Home Park
Revenue
(Pillar Ridge) Series A 5.25% 5/15/44	1,000,000	1,085,820
Santa Clara County Multifamily Housing Authority Revenue
(Rivertown Apartments Project) Series A 5.85% 8/1/31
(AMT)	1,000,000	1,000,970
		4,185,663

NQ-329 [5/18] 7/18 (541854)     3

Schedule of investments
Delaware Tax-Free California Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds – 13.37%
Abag Finance Authority for Nonprofit Corporations
(Jackson Laboratory) 5.00% 7/1/37	1,000,000	$1,088,170
California Infrastructure & Economic Development Bank
(Academy of Motion Picture Arts & Sciences Obligated
Group) Series A 5.00% 11/1/41	1,000,000	1,119,800
(Infrastructure State Revolving Fund) Series A 5.00%
10/1/29	1,000,000	1,183,990
California Municipal Finance Authority
(Goodwill Industry of Sacramento Valley & Northern
Nevada Project) 5.00% 1/1/35	635,000	630,733
California State Public Works Board Lease Revenue
(Department of Corrections and Rehabilitation) Series C
5.00% 10/1/26	1,000,000	1,097,710
(Department of General Services) Series F 5.00%
5/1/28	1,280,000	1,495,104
California Statewide Communities Development Authority
Revenue
(Lancer Plaza Project) 5.625% 11/1/33	1,000,000	1,119,000
Golden State Tobacco Securitization Settlement Revenue
(Enhanced Asset-Backed) Series A 5.00% 6/1/29	1,000,000	1,121,620
San Diego County
(Sanford Burnham Prebys Medical Discovery Institute)
Series A 5.00% 11/1/28	500,000	574,205
Series A 5.00% 11/1/30	475,000	541,738
San Diego Public Facilities Financing Authority Lease
Revenue
(Master Refunding Project) Series A 5.25% 3/1/40	1,000,000	1,066,550
San Jose Financing Authority Lease Revenue
(Civic Center Project) Series A 5.00% 6/1/33	1,000,000	1,123,630
San Mateo Joint Powers Financing Authority Lease
Revenue
(Capital Projects) Series A 5.25% 7/15/26	1,000,000	1,054,450
		13,216,700
Local General Obligation Bonds – 2.96%
Anaheim School District Capital Appreciation Election
2002
4.58% 8/1/25 (NATL) ^	1,000,000	818,940
Marin Healthcare District Election 2013
Series A 4.00% 8/1/47	1,000,000	1,055,710
West Contra Costa Unified School District 2012 Election
Series C 4.00% 8/1/41	1,000,000	1,051,440
		2,926,090

4      NQ-329 [5/18] 7/18 (541854)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds – 9.07%
Abag Finance Authority for Nonprofit Corporations
(Sharp HealthCare) Series B 6.25% 8/1/39-19 §	1,000,000	$1,054,910
Anaheim Public Financing Authority Revenue
(Anaheim Electric System Distribution Facilities) Series A
5.00% 10/1/25-21 §	800,000	873,888
California
(Various Purpose) 6.00% 4/1/38-19 §	185,000	191,984
California Department of Water Resources
(Central Valley Project) Unrefunded Series AG 5.00%
12/1/28-19 §	75,000	78,846
California Health Facilities Financing Authority Revenue
(Catholic Healthcare West) Series A 6.00% 7/1/39-19 §	855,000	896,433
California Municipal Finance Authority Mobile Home Park
Revenue
(Caritas Projects) Series A 6.40% 8/15/45-20 §	960,000	1,044,182
Imperial Irrigation District Electric System Revenue
Series B 5.00% 11/1/36-20 §	250,000	269,938
Lancaster Redevelopment Agency
(Combined Redevelopment Project Areas)
6.875% 8/1/39-19 §	285,000	302,177
Unrefunded 6.875% 8/1/39-19 §	215,000	227,958
Pittsburg Unified School District Financing Authority
Revenue
(Pittsburg Unified School District Bond Program) 5.50%
9/1/46-21 (AGM) §	800,000	896,536
Rancho Santa Fe Community Services District Financing
Authority Revenue
(Superior Lien Bonds) Series A 5.75% 9/1/30-21 §	800,000	900,128
Riverside County Redevelopment Agency Tax Allocation
Housing
Series A 6.00% 10/1/39-20 §	1,000,000	1,100,000
San Francisco City & County Public Utilities Commission
Water Revenue
(Water System Improvement Program) Subordinate
Series A 5.00% 11/1/32-21 §	1,015,000	1,126,518
		8,963,498
Resource Recovery Revenue Bond – 1.06%
South Bayside Waste Management Authority Revenue
(Shoreway Environmental Center) Series A 6.00%
9/1/36	1,000,000	1,049,660
		1,049,660

NQ-329 [5/18] 7/18 (541854)     5

Schedule of investments
Delaware Tax-Free California Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds – 1.12%
San Francisco City & County Redevelopment Successor
Agency
(Mission Bay South Redevelopment Project) Series B
5.00% 8/1/43 (NATL)	500,000	$567,610
Yucaipa Special Tax Community Facilities District No. 98-1
(Chapman Heights) 5.375% 9/1/30	500,000	537,840
		1,105,450
State General Obligation Bonds – 8.60%
California
(Various Purpose)
5.00% 9/1/26	500,000	604,565
5.00% 8/1/27	750,000	901,680
5.00% 8/1/46	1,000,000	1,157,850
5.00% 11/1/47	1,000,000	1,176,310
5.25% 3/1/30	1,000,000	1,062,960
5.25% 4/1/35	1,000,000	1,108,940
5.25% 11/1/40	1,000,000	1,076,030
6.00% 3/1/33	1,000,000	1,073,810
Unrefunded 6.00% 4/1/38	330,000	341,705
		8,503,850
Transportation Revenue Bonds – 10.94%
Alameda Corridor Transportation Authority
(2nd Subordinate Lien) Series B 5.00% 10/1/37	500,000	559,865
Long Beach Marina Revenue
(Alamitos Bay Marina Project) 5.00% 5/15/45	500,000	549,120
Los Angeles Department of Airports
(Los Angeles International Airport)
Senior Series D 5.00% 5/15/36 (AMT)	1,000,000	1,124,560
Subordinate Series B 5.00% 5/15/33	1,000,000	1,060,160
Riverside County Transportation Commission Senior Lien
Series A 5.75% 6/1/44	500,000	555,950
Sacramento County Airport System Revenue
Series C 5.00% 7/1/39 (AMT)	1,000,000	1,153,950
Subordinate Series B 5.00% 7/1/41	500,000	571,230
San Diego Association of Governments South Bay
Expressway Revenue
(1st Senior Lien) Series A 5.00% 7/1/42	1,000,000	1,161,290
San Diego County Regional Airport Authority Revenue
Subordinate Series A 5.00% 7/1/47	375,000	433,223
San Diego Redevelopment Agency
(Centre City Redevelopment Project) Series A 6.40%
9/1/25	870,000	873,393

6     NQ-329 [5/18] 7/18 (541854)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
San Francisco City & County Airports Commission
(San Francisco International Airport) Second Series B
5.00% 5/1/46 (AMT)	1,000,000	$1,129,330
San Francisco Municipal Transportation Agency Revenue
Series B 5.00% 3/1/37	1,500,000	1,643,790
		10,815,861
Water & Sewer Revenue Bonds – 2.20%
San Diego Public Facilities Financing Authority Water
Revenue
Subordinate Series A 5.00% 8/1/29	1,000,000	1,119,110
San Francisco City & County Public Utilities Commission
Water Revenue
Subordinate Series A 4.00% 11/1/39	1,000,000	1,055,520
		2,174,630
Total Municipal Bonds (cost $93,714,243)		98,478,570

Total Value of Securities – 99.61%
(cost $93,714,243)		98,478,570
Receivables and Other Assets Net of Liabilities – 0.39%		384,520
Net Assets Applicable to 8,218,266 Shares Outstanding – 100.00%		$98,863,090

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2018, the aggregate value of Rule 144A securities was $7,561,397, which represents 7.65% of the Fund’s net assets.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
^	Zero coupon security. The rate shown is the effective yield at the time of purchase.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at May 31, 2018.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
NATL – Insured by National Public Finance Guarantee Corporation

See accompanying notes.

NQ-329 [5/18] 7/18 (541854)     7

Notes
Delaware Tax-Free California Fund	May 31, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Voyageur Mutual Funds (Trust) – Delaware Tax-Free California Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end, Aug. 31, 2017.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

8     NQ-329 [5/18] 7/18 (541854)

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2018:

Securities	Level 2
Assets:
Municipal Bonds	$98,478,570

During the period ended May 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended May 31, 2018, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2018, that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-329 [5/18] 7/18 (541854)     9

Schedule of investments
Delaware Tax-Free Idaho Fund	May 31, 2018 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 98.32%
Corporate Revenue Bonds – 3.16%
Nez Perce County, Pollution Control Revenue
(Potlatch Project) 2.75% 10/1/24	1,250,000	$1,234,925
Power County Industrial Development Revenue
(FMC Project) 6.45% 8/1/32 (AMT)	2,000,000	2,007,700
		3,242,625
Education Revenue Bonds – 14.32%
Boise State University Revenue
(General Project)
Series A 4.00% 4/1/37	1,250,000	1,277,537
Series A 5.00% 4/1/42	1,350,000	1,460,538
Series A 5.00% 4/1/47	500,000	572,005
Series A 5.00% 4/1/48	750,000	862,327
Idaho Housing & Finance Association
(Idaho Arts Charter School)
Series A 5.00% 12/1/38	1,000,000	1,069,170
Series A 144A 5.00% 12/1/46 #	1,000,000	1,050,310
(North Star Charter School Project)
Capital Appreciation Subordinate Series B 144A 4.88%
7/1/49 #^	2,888,155	323,531
Series A 6.75% 7/1/48	529,151	540,983
(Victory Charter School Project) Series B 5.00% 7/1/39	1,000,000	1,066,240
(Xavier Charter School Project) Series A 5.00% 6/1/50	1,275,000	1,366,545
University of Idaho
Series 2011 5.25% 4/1/41 •	1,755,000	1,898,278
Series A 5.00% 4/1/36	400,000	470,228
Series A 5.00% 4/1/41	1,000,000	1,169,990
Series B 5.00% 4/1/28	1,000,000	1,052,000
Series B 5.00% 4/1/32	500,000	525,540
		14,705,222
Electric Revenue Bonds – 3.21%
Boise-Kuna Irrigation District Revenue
(Idaho Arrowrock Hydroelectric Project) 5.00% 6/1/34	2,000,000	2,219,400
Guam Power Authority Revenue
Series A 5.00% 10/1/40	1,000,000	1,080,620
		3,300,020
Healthcare Revenue Bonds – 15.93%
Idaho Health Facilities Authority Revenue
(Madison Memorial Hospital Project) 5.00% 9/1/37	2,350,000	2,521,997
(St. Luke’s Health System Project)
Series A 5.00% 3/1/47	1,500,000	1,588,995
Series A 6.75% 11/1/37	1,250,000	1,274,975

NQ-360 [5/18] 7/18 (541874)     1

Schedule of investments
Delaware Tax-Free Idaho Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Idaho Health Facilities Authority Revenue
(St. Luke’s Regional Medical Center Project) 5.00%
7/1/35 (AGM)	2,500,000	$2,630,250
(Trinity Health Center Group)
Series D 4.50% 12/1/37	1,385,000	1,459,070
Series D 5.00% 12/1/32	2,500,000	2,740,025
Series D 5.00% 12/1/46	750,000	849,750
(Valley Vista Care Corporation)
Series A 5.25% 11/15/37	1,005,000	1,057,722
Series A 5.25% 11/15/47	1,130,000	1,170,838
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Hospital Auxilio Mutuo Obligated Group Project) Series
A 6.00% 7/1/33	1,020,000	1,066,716
		16,360,338
Housing Revenue Bonds – 1.13%
Idaho Housing & Finance Association Single Family
Mortgage Revenue
Series A Class II 4.375% 7/1/32	690,000	705,580
Series C Class II 4.95% 7/1/31	450,000	457,861
		1,163,441
Lease Revenue Bonds – 10.54%
Boise Urban Renewal Agency
5.00% 12/15/27	850,000	970,233
5.00% 12/15/31	750,000	848,880
5.00% 12/15/32	750,000	847,687
Idaho Fish & Wildlife Foundation
5.00% 12/1/41	200,000	230,764
Idaho Housing & Finance Association Revenue
(Grant & Revenue Anticipation Bonds) Series A 5.00%
7/15/27	1,500,000	1,778,370
(TDF Facilities Project-Recovery Zone)
Series A 6.50% 2/1/26	1,370,000	1,524,262
Series A 7.00% 2/1/36	1,500,000	1,657,800
Idaho State Building Authority Revenue
Series B 5.00% 9/1/40	1,250,000	1,371,275
(Capitol Mall Parking Project)
Series A 4.50% 9/1/25	455,000	506,051
Series A 4.50% 9/1/26	485,000	536,129
Series A 4.50% 9/1/27	505,000	555,879
		10,827,330

2     NQ-360 [5/18] 7/18 (541874)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds – 27.41%
Ada & Boise Counties Independent School District Boise
City
5.00% 8/1/33	1,010,000	$1,188,255
5.00% 8/1/34	1,500,000	1,758,405
5.00% 8/1/35	1,160,000	1,355,936
5.00% 8/1/36	500,000	582,785
Ada & Canyon Counties Joint School District No. 2
Meridian
4.50% 7/30/22	1,500,000	1,580,325
Ada & Canyon Counties Joint School District No. 3 Kuna
(Sales Tax & Credit Enhancement) 5.00% 9/15/35	1,100,000	1,283,458
Bonneville Joint School District No. 93
(School Board Guaranteed)
Series A 5.00% 9/15/30	800,000	889,272
Series A 5.00% 9/15/31	870,000	965,587
Canyon County School District No. 131 Nampa
(School Board Guaranteed)
Series B 5.00% 8/15/23	1,295,000	1,483,073
Canyon County School District No. 132 Caldwell
Series A 5.00% 9/15/22 (AGM)	1,725,000	1,729,502
Series A 5.00% 9/15/23 (AGM)	1,810,000	1,814,724
Canyon County School District No. 139 Vallivue
(School Board Guaranteed)
5.00% 9/15/33	1,000,000	1,128,190
Series B 5.00% 9/15/24	1,480,000	1,654,137
Idaho Bond Bank Authority Revenue
Series A 4.00% 9/15/33	530,000	570,625
Series A 4.00% 9/15/37	1,000,000	1,065,510
Series A 5.00% 9/15/33	1,125,000	1,234,339
Series C 5.00% 9/15/42	500,000	582,665
Madison County School District No. 321 Rexburg
(Sales Tax & Credit Enhancement)
Series B 5.00% 8/15/24	500,000	578,795
Series B 5.00% 8/15/25	1,080,000	1,266,116
Series B 5.00% 8/15/26	710,000	840,796
Nez Perce County Independent School District No. 1
(Sales Tax & Credit Enhancement)
Series B 5.00% 9/15/36	1,500,000	1,738,785
Series B 5.00% 9/15/37	1,510,000	1,749,124
Twin Falls County School District No. 411
(School Board Guaranteed) Series A 4.75% 9/15/37	1,000,000	1,109,120
		28,149,524

NQ-360 [5/18] 7/18 (541874)     3

Schedule of investments
Delaware Tax-Free Idaho Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds – 4.08%
Boise State University Revenue
(General Project) Series A 5.00% 4/1/39-19 §	1,000,000	$1,027,570
Idaho Bond Bank Authority Revenue
(State Intercept)
Series A 5.25% 9/15/26-19 §	570,000	585,835
Unrefunded Series A 5.00% 9/15/28-19 §	890,000	913,354
Unrefunded Series A 5.25% 9/15/26-19 §	500,000	514,090
Idaho Health Facilities Authority Revenue
(Trinity Health Center Group) Series B 6.125%
12/1/28-18 §	1,110,000	1,134,387
Puerto Rico Sales Tax Financing Revenue First
Subordinate
Series A 5.50% 8/1/28-19 §	15,000	15,640
		4,190,876
Special Tax Revenue Bonds – 13.55%
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	545,000	565,770
Series A 5.25% 1/1/36	705,000	740,292
Series B-1 5.00% 1/1/42	1,425,000	1,468,633
Idaho Water Resource Board
(Ground Water Rights Mitigation) Series A 5.00%
9/1/32	3,565,000	3,889,914
Ketchum Urban Renewal Agency Tax Increment Revenue
5.50% 10/15/34	1,500,000	1,543,710
Nampa Development Tax Increment Revenue
144A 5.00% 9/1/31 #	1,000,000	1,046,370
5.90% 3/1/30	3,000,000	3,081,000
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note) 5.00% 10/1/29
(AGM)	1,500,000	1,582,320
		13,918,009
Transportation Revenue Bonds – 4.26%
Boise City Airport Revenue
(Air Terminal Facilities Project)
5.75% 9/1/19 (AGM) (AMT)	1,000,000	1,047,120
5.75% 9/1/20 (AGM) (AMT)	1,000,000	1,079,250
(Parking Facilities Project) 4.00% 9/1/32	2,180,000	2,242,021
		4,368,391
Water & Sewer Revenue Bonds – 0.73%
Guam Government Waterworks Authority
5.00% 7/1/40	370,000	396,459

4     NQ-360 [5/18] 7/18 (541874)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Guam Government Waterworks Authority
5.00% 1/1/46	335,000	$355,301
		751,760
Total Municipal Bonds (cost $98,376,026)		100,977,536

	Number of shares
Short-Term Investment – 0.54%
Money Market Mutual Fund – 0.54%
Dreyfus AMT-Free Tax Exempt Cash Management Fund -
Institutional Shares (seven-day effective yield 1.05%)	560,392	560,392
Total Short-Term Investment (cost $560,392)		560,392

Total Value of Securities – 98.86%
(cost $98,936,418)		101,537,928
Receivables and Other Assets Net of Liabilities – 1.14%		1,167,451
Net Assets Applicable to 9,144,541 Shares Outstanding – 100.00%		$102,705,379

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2018, the aggregate value of Rule 144A securities was $2,420,211, which represents 2.36% of the Fund’s net assets.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.
^	Zero coupon security. The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax

See accompanying notes.

NQ-360 [5/18] 7/18 (541874)     5

Notes
Delaware Tax-Free Idaho Fund	May 31, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Voyageur Mutual Funds (Trust) – Delaware Tax-Free Idaho Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end, Aug. 31, 2017.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

6     NQ-360 [5/18] 7/18 (541874)

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2018:

Securities	Level 1	Level 2	Total
Assets:
Municipal Bonds	$—	$100,977,536	$100,977,536
Short-Term Investments	560,392	—	560,392
Total Value of Securities	$560,392	$100,977,536	$101,537,928

During the period ended May 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended May 31, 2018, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2018, that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-360 [5/18] 7/18 (541874)     7

Schedule of investments
Delaware Tax-Free New York Fund	May 31, 2018 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 98.80%
Corporate Revenue Bonds – 8.40%
Nassau County Tobacco Settlement
(Asset-Backed) Series A-3 5.125% 6/1/46	1,055,000	$1,054,610
New York City Industrial Development Agency
(Brooklyn Navy Yard Cogeneration Partners Project)
5.75% 10/1/36 (AMT)	350,000	353,388
New York Counties Tobacco Trust VI
(Tobacco Settlement Pass Through) Series C 5.00%
6/1/51	500,000	524,840
New York Liberty Development Revenue
(Second Priority - Bank of America Tower at One Bryant
Park Project)
Class 2 5.625% 7/15/47	500,000	529,455
Class 3 6.375% 7/15/49	865,000	914,279
New York Transportation Development Corporation
Special Facilities Revenue
(Delta Air Lines, Inc - LaGuardia Airport Terminals C&D
Redevelopment Project) 5.00% 1/1/36 (AMT)	1,000,000	1,127,190
Niagara Area Development Revenue
(Covanta Energy Project) Series B 144A 4.00%
11/1/24 #	1,060,000	1,060,562
Suffolk Tobacco Asset Securitization
Series B 5.25% 6/1/37	700,000	762,685
TSASC Revenue
(Senior) Series A 5.00% 6/1/41	900,000	978,750
		7,305,759
Education Revenue Bonds – 22.54%
Albany Industrial Development Agency Civic Facilities
Revenue
(Brighter Choice Charter School) Series A 5.00%
4/1/37	250,000	228,053
Buffalo & Erie County Industrial Land Development
(Buffalo State College Foundation Housing Project)
Series A 6.00% 10/1/31	525,000	582,997
(Tapestry Charter School Project) Series A 5.00%
8/1/52	500,000	525,465
Build NYC Resource
(Bronx Charter School for Excellence Project)
Series A 5.00% 4/1/33	500,000	525,750
Series A 5.50% 4/1/43	500,000	514,880
(Inwood Academy for Leadership Charter School
Project) Series A 144A 5.50% 5/1/48 #	500,000	519,720
(Manhattan College Project) 5.00% 8/1/47	500,000	563,740

NQ-401 [5/18] 7/18 (541911)     1

Schedule of investments
Delaware Tax-Free New York Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Build NYC Resource
(Metropolitan College of New York Project) 5.50%
11/1/44	1,100,000	$1,149,390
(Metropolitan Lighthouse Charter School Project) Series
A 144A 5.00% 6/1/52 #	250,000	263,127
(The Packer Collegiate Institute Project) 5.00% 6/1/40	750,000	822,645
Dutchess County Local Development
(The Culinary Institute of America Project)
Series A-1 5.00% 7/1/41	200,000	222,576
Series A-1 5.00% 7/1/46	300,000	332,745
Hempstead Town Local Development
(Hofstra University Project) 5.00% 7/1/42	500,000	568,700
Madison County Capital Resource Revenue
(Colgate University Project) Series A 5.00% 7/1/28	400,000	424,856
Monroe County Industrial Development Revenue
(Nazareth College of Rochester Project)
Series A 5.00% 10/1/22	340,000	373,895
Series A 5.00% 10/1/23	470,000	524,501
(St. John Fisher College Project) Series A 5.50% 6/1/39	300,000	342,264
(University of Rochester Project) Series C 4.00% 7/1/43	500,000	520,470
New York City Trust for Cultural Resources
(Alvin Ailey Dance Foundation) Series A 4.00% 7/1/46	1,000,000	1,026,380
(Whitney Museum of American Art) 5.00% 7/1/31	500,000	533,170
New York State Dormitory Authority
(Barnard College) Series A 5.00% 7/1/35	400,000	453,372
(Brooklyn Law School) 5.75% 7/1/33	340,000	351,679
(Cornell University) Series A 5.00% 7/1/34	170,000	175,782
(Fordham University) 5.00% 7/1/44	650,000	721,311
(Marymount Manhattan College) 5.00% 7/1/24	350,000	360,161
(Pratt Institute) Series A 5.00% 7/1/34	1,000,000	1,110,880
(Rockefeller University) Series A 5.00% 7/1/27	250,000	258,830
(Skidmore College) Series A 5.00% 7/1/21	325,000	354,747
(Touro College & University) Series A 5.50% 1/1/44	1,000,000	1,111,460
(University of Rochester Project) Unrefunded Series A
5.125% 7/1/39	20,000	20,687
Onondaga Civic Development Revenue
(Le Moyne College Project) 5.20% 7/1/29	500,000	527,850
St. Lawrence County Industrial Development Agency Civic
Development Revenue
(St. Lawrence University Project) Series A 4.00%
7/1/43	1,000,000	1,020,750

2     NQ-401 [5/18] 7/18 (541911)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Tompkins County Development
(Ithaca College Project)
5.00% 7/1/34	750,000	$839,385
5.00% 7/1/41	500,000	573,710
Troy Industrial Development Authority
(Rensselaer Polytechnic Institute Project) Series E 5.20%
4/1/37	500,000	538,530
Yonkers Economic Development Educational Revenue
(Charter School of Educational Excellence Project)
Series A 6.25% 10/15/40	600,000	625,032
		19,609,490
Electric Revenue Bonds - 3.56%
Long Island Power Authority Electric System Revenue
5.00% 9/1/47	500,000	571,060
Series A 5.00% 9/1/44	750,000	833,415
New York State Power Authority Revenue
Series A 5.00% 11/15/38	500,000	546,575
Utility Debt Securitization Authority
(Restructuring Bonds) 5.00% 12/15/37	1,000,000	1,145,510
		3,096,560
Healthcare Revenue Bonds – 15.26%
Buffalo & Erie County Industrial Land Development
(Catholic Health System Project) 5.25% 7/1/35	250,000	277,367
Dutchess County Local Development
(Health Quest Systems Project)
Series A 5.00% 7/1/34	350,000	388,808
Series A 5.00% 7/1/44	1,000,000	1,099,220
Guilderland Industrial Development Agency
(Albany Place Development Project) Series A 144A
5.875% 1/1/52 #	500,000	499,610
Monroe County Industrial Development
(The Rochester General Hospital Project)
5.00% 12/1/36	405,000	454,349
5.00% 12/1/46	540,000	597,802
Series A 5.00% 12/1/27	330,000	362,489
Series A 5.00% 12/1/28	655,000	718,031
(The Unity Hospital of Rochester Project) 5.50%
8/15/40 (FHA)	585,000	636,071
Nassau County Local Economic Assistance
(Catholic Health Services of Long Island Obligated
Group Project)
5.00% 7/1/29	375,000	416,580

NQ-401 [5/18] 7/18 (541911)     3

Schedule of investments
Delaware Tax-Free New York Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Nassau County Local Economic Assistance
(Catholic Health Services of Long Island Obligated
Group Project)
5.00% 7/1/33	725,000	$795,673
New York City Health & Hospital Revenue
(Health System) Series A 5.00% 2/15/30	500,000	523,355
New York State Dormitory Authority Revenue Non-State
Supported Debt
(Memorial Sloan-Kettering)
Series 1 5.00% 7/1/23	600,000	661,794
Subordinate Series A2 5.00% 7/1/26	500,000	501,310
(Mt. Sinai Hospital) Series A 5.00% 7/1/26	600,000	635,640
(New York University Hospitals Center) Series A 4.00%
7/1/40	465,000	482,549
(Orange Regional Medical Center Obligated Group)
144A 5.00% 12/1/34 #	500,000	547,730
144A 5.00% 12/1/45 #	700,000	757,848
Orange County Funding Assisted Living Residence
Revenue
(The Hamlet at Wallkill Assisted Living Project) 6.50%
1/1/46	400,000	410,120
Saratoga County Capital Resource Revenue
(The Saratoga Hospital Project) Series A 5.00% 12/1/26	500,000	560,225
Southold Local Development Revenue
(Peconic Landing at Southold Project) 5.00% 12/1/45	750,000	784,650
Suffolk County Economic Development Revenue
(Catholic Health Services) Unrefunded 5.00% 7/1/28	430,000	465,067
(Peconic Landing at Southhold Project) 6.00% 12/1/40	650,000	699,887
		13,276,175
Lease Revenue Bonds – 8.64%
Hudson Yards Infrastructure
Unrefunded Fiscal 2012 Series A 5.75% 2/15/47	385,000	418,264
MTA Hudson Rail Yards Trust Obligations
(The Metropolitan Transportation Authority) Series A
5.00% 11/15/56	710,000	765,678
New York City Industrial Development Agency
(Senior Trips)
Series A 5.00% 7/1/22 (AMT)	1,085,000	1,192,545
Series A 5.00% 7/1/28 (AMT)	1,500,000	1,607,685
New York Liberty Development
(4 World Trade Center Project) 5.00% 11/15/31	500,000	544,660
(Class 1 - 3 World Trade Center Project) 144A 5.00%
11/15/44 #	1,800,000	1,913,976

4     NQ-401 [5/18] 7/18 (541911)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New York Liberty Development
(Class 2 - 3 World Trade Center Project) 144A 5.375%
11/15/40 #	500,000	$550,650
United Nations Development Revenue
(Senior Lien) Series A 5.00% 7/1/26	500,000	516,735
		7,510,193
Local General Obligation Bonds – 2.23%
New York City
Fiscal 2011 Series E 5.00% 8/1/28	125,000	133,044
Fiscal 2014 Subordinate Series D-1 5.00% 8/1/31	1,000,000	1,123,340
Subordinate Series E-1 5.25% 3/1/35	500,000	599,075
Unrefunded Subordinate Series I-1 5.375% 4/1/36	25,000	25,713
New York State Dormitory Authority
(School District Financing Program)
Unrefunded Series A 5.00% 10/1/23	25,000	27,426
Unrefunded Series A 5.00% 10/1/25 (AGM)	30,000	32,005
		1,940,603
Pre-Refunded Bonds – 11.32%
Brooklyn Arena Local Development
(Barclays Center Project)
6.25% 7/15/40-20 §	500,000	535,970
6.375% 7/15/43-20 §	500,000	536,960
6.50% 7/15/30-20 §	500,000	537,535
Hudson Yards Infrastructure
Fiscal 2012 Series A 5.75% 2/15/47-21 §	615,000	677,632
Long Island Power Authority Electric System Revenue
Series A 5.75% 4/1/39-19 §	350,000	361,967
Series B 5.75% 4/1/33-19 §	250,000	258,547
Metropolitan Transportation Authority Revenue
Series C 5.00% 11/15/32-22 §	500,000	566,025
Series C 2016 6.50% 11/15/28-18 §	5,000	5,109
Series D 5.25% 11/15/27-20 §	500,000	541,235
Monroe County Industrial Development Revenue
(Nazareth College of Rochester Project)
5.25% 10/1/31-21 §	500,000	553,200
5.50% 10/1/41-21 §	500,000	557,205
New York City
Subordinate Series I-1 5.375% 4/1/36-19 §	475,000	489,787
New York City Transitional Finance Authority Revenue
(Future Tax Secured)
Fiscal 2011 Subordinate Series C 5.25% 11/1/25-20 §	190,000	204,725
Fiscal 2011 Subordinate Series D-1 5.25% 2/1/29-21 §	305,000	330,861

NQ-401 [5/18] 7/18 (541911)     5

Schedule of investments
Delaware Tax-Free New York Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
New York State Dormitory Authority
(School District Financing Program) Series A 5.00%
10/1/23-21 §	475,000	$522,538
New York State Dormitory Authority Revenue Non-State
Supported Debt
(Teachers College) 5.50% 3/1/39-19 §	250,000	256,985
(The Northwell Health Obligated Group)
Series A 5.00% 5/1/41-21 §	500,000	544,240
Series A 5.50% 5/1/37-19 §	500,000	517,320
Onondaga Civic Development Revenue
(St. Joseph’s Hospital Health Center Project)
4.50% 7/1/32-22 §	380,000	417,620
5.00% 7/1/42-22 §	750,000	838,867
5.125% 7/1/31-19 §	500,000	518,320
Suffolk County Economic Development Revenue
(Catholic Health Services) 5.00% 7/1/28-21 §	70,000	76,407
		9,849,055
Special Tax Revenue Bonds – 16.49%
Build NYC Resource
(YMCA of Greater New York Project) 5.00% 8/1/40	450,000	491,801
Glen Cove Local Economic Assistance
(Garvies Point Public Improvement Project) Series A
5.00% 1/1/56	250,000	260,973
Guam Government Business Privilege Tax Revenue
Series A 5.25% 1/1/36	240,000	252,014
New York City Transitional Finance Authority Revenue
(Building Aid)
Fiscal 2012 Subordinate Series S-1A 5.25% 7/15/37	1,000,000	1,095,710
Fiscal 2015 Series S-1 5.00% 7/15/43	1,000,000	1,119,780
(Future Tax Secured)
Fiscal 2011 Subordinate Series D-1 5.00% 2/1/26	250,000	269,047
Fiscal 2014 Subordinate Series A-1 5.00% 11/1/42	750,000	838,643
Fiscal 2014 Subordinate Series B-1 5.00% 11/1/40	750,000	837,960
Fiscal 2015 Subordinate Series E-1 5.00% 2/1/41	1,000,000	1,124,350
Fiscal 2016 Subordinate Series A-1 5.00% 8/1/33	670,000	767,793
Fiscal 2016 Subordinate Series A-1 5.00% 8/1/34	1,500,000	1,713,705
Fiscal 2017 Subordinate Series A-1 4.00% 5/1/42	500,000	521,345
Fiscal 2017 Subordinate Series E-1 5.00% 2/1/43	1,000,000	1,147,360
Unrefunded Fiscal 2011 Subordinate Series C 5.25%
11/1/25	310,000	334,403
Unrefunded Fiscal 2011 Subordinate Series D-1 5.25%
2/1/29	195,000	211,216

6     NQ-401 [5/18] 7/18 (541911)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York Convention Center Development Revenue
(Hotel Unit Fee Secured) 5.00% 11/15/35	1,000,000	$1,140,450
New York State Dormitory Authority Revenue
(General Purpose)
Series C 5.00% 3/15/34	500,000	537,685
Series E 5.00% 3/15/32	1,000,000	1,153,200
New York State Urban Development Revenue
(General Purpose) Series A 4.00% 3/15/36	500,000	524,525
		14,341,960
State General Obligation Bonds – 0.58%
New York State
Series A 5.00% 3/1/38	500,000	501,305
		501,305
Transportation Revenue Bonds – 6.83%
Buffalo & Fort Erie Public Bridge Authority
5.00% 1/1/47	435,000	495,752
Metropolitan Transportation Authority Revenue
Series D 5.00% 11/15/32	500,000	552,075
Unrefunded Series C 6.50% 11/15/28	45,000	45,949
New York State Thruway Authority General Revenue
Series I 5.00% 1/1/32	700,000	763,742
Series L 5.00% 1/1/35	100,000	116,808
(Junior Indebtedness Obligation) Series A 5.25%
1/1/56	1,000,000	1,137,630
Port Authority of New York & New Jersey
Series 153 5.00% 7/15/35	250,000	251,017
(JFK International Air Terminal Project)
Series 8 6.00% 12/1/42	700,000	767,725
Series 8 6.50% 12/1/28	550,000	575,965
Triborough Bridge & Tunnel Authority
Unrefunded Series C 5.00% 11/15/24	80,000	81,221
(MTA Bridges and Tunnels) Series A 5.00% 11/15/47	1,000,000	1,154,210
		5,942,094
Water & Sewer Revenue Bonds – 2.95%
New York City Municipal Water Finance Authority Water &
Sewer System Revenue
Unrefunded Fiscal 2009 Series A 5.75% 6/15/40	65,000	65,200
(Second General Resolution)
Fiscal 2009 Series FF-2 5.50% 6/15/40	250,000	259,375
Fiscal 2012 Series BB 5.25% 6/15/44	500,000	550,455
Fiscal 2017 Series DD 5.00% 6/15/47	1,000,000	1,147,910

NQ-401 [5/18] 7/18 (541911)     7

Schedule of investments
Delaware Tax-Free New York Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
New York State Environmental Facilities Revenue
(New York City Municipal Water Finance Authority
Projects - Second Resolution) Series B 5.00% 6/15/30	500,000	$544,045
		2,566,985
Total Municipal Bonds (cost $83,191,166)		85,940,179
Total Value of Securities – 98.80%
(cost $83,191,166)		85,940,179
Receivables and Other Assets Net of Liabilities – 1.20%		1,043,865
Net Assets Applicable to 7,649,812 Shares Outstanding – 100.00%		$86,984,044

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2018, the aggregate value of Rule 144A securities was $6,113,223, which represents 7.03% of the Fund’s net assets.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
FHA – Federal Housing Administration

See accompanying notes.

8     NQ-401 [5/18] 7/18 (541911)

Notes
Delaware Tax-Free New York Fund	May 31, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Voyageur Mutual Funds (Trust) – Delaware Tax-Free New York Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end, Aug. 31, 2017.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

NQ-401 [5/18] 7/18 (541911)     9

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2018:

Securities	Level 2
Assets:
Municipal Bonds	$85,940,179

During the period ended May 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended May 31, 2018, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2018, that would require recognition or disclosure on the Fund’s “Schedule of investments.”

10     NQ-401 [5/18] 7/18 (541911)

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: